UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-09721

Registrant Name:	PIMCO Managed Accounts Trust

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau 650 Newport Center Drive Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	December 31

Date of Reporting Period:	March 31, 2016

Item 1. Schedule of Investments

Schedule of Investments

PIMCO Fixed Income SHares: Series C

March 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 111.2%
BANK LOAN OBLIGATIONS 0.8%
CSC Holdings LLC
2.933% due 04/17/2020		$2,952	$2,951
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016		6,700	6,701
NRG Energy, Inc.
2.750% due 07/02/2018		2,922	2,899

Total Bank Loan Obligations (Cost $12,523)			12,551

CORPORATE BONDS & NOTES 53.7%
BANKING & FINANCE 36.7%
Ally Financial, Inc.
6.250% due 12/01/2017		300	313
Bank of America Corp.
4.000% due 04/01/2024		500	526
4.100% due 07/24/2023		5,600	5,918
5.000% due 05/13/2021		300	333
5.625% due 07/01/2020		11,800	13,272
6.400% due 08/28/2017		14,750	15,684
6.875% due 04/25/2018		41,255	45,326
Barclays Bank PLC
7.625% due 11/21/2022		1,200	1,292
7.750% due 04/10/2023		7,300	7,674
10.000% due 05/21/2021	GBP	300	541
14.000% due 06/15/2019 (d)		100	182
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$17,440	19,161
Blackstone CQP Holdco LP
9.296% due 03/19/2019		11,340	11,467
BPCE S.A.
4.500% due 03/15/2025		10,000	9,923
12.500% due 09/30/2019 (d)	EUR	4,000	5,963
BPE Financiaciones S.A.
2.875% due 05/19/2016		1,000	1,141
CIT Group, Inc.
3.875% due 02/19/2019		$900	900
4.250% due 08/15/2017		1,000	1,020
Credit Agricole S.A.
8.125% due 09/19/2033		1,300	1,416
Credit Suisse AG
6.500% due 08/08/2023		1,100	1,188
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		9,031	9,192
Ford Motor Credit Co. LLC
5.750% due 02/01/2021		15,000	17,005
5.875% due 08/02/2021		600	689
8.000% due 12/15/2016		7,900	8,250
8.125% due 01/15/2020		27,305	32,464
General Motors Financial Co., Inc.
4.250% due 05/15/2023		21,570	21,732
Goldman Sachs Group, Inc.
4.000% due 03/03/2024		16,700	17,547
6.150% due 04/01/2018		15,200	16,453
HBOS PLC
6.750% due 05/21/2018		25,300	27,425
Heta Asset Resolution AG
2.750% due 05/31/2016 ^	CHF	200	151
4.250% due 10/31/2016 ^	EUR	600	492
4.375% due 01/24/2017 ^		600	496
HSBC Holdings PLC
6.375% due 09/17/2024 (d)		$1,200	1,116
International Lease Finance Corp.
6.750% due 09/01/2016		4,000	4,065
7.125% due 09/01/2018		3,000	3,277
JPMorgan Chase & Co.
3.625% due 05/13/2024		900	940
6.125% due 04/30/2024 (d)		4,200	4,305
7.900% due 04/30/2018 (d)		30,900	30,939
Lloyds Bank PLC
9.875% due 12/16/2021		177	187
11.875% due 12/16/2021	EUR	1,748	2,145
12.000% due 12/16/2024 (d)		$26,600	35,866
13.000% due 12/19/2021	AUD	200	162

Lloyds Banking Group PLC
7.500% due 06/27/2024 (d)		$3,604	3,577
MetLife Capital Trust
7.875% due 12/15/2067		600	693
Morgan Stanley
4.000% due 07/23/2025		1,900	1,991
5.500% due 07/28/2021		9,500	10,859
5.750% due 01/25/2021		100	115
5.950% due 12/28/2017		900	964
6.625% due 04/01/2018		3,700	4,045
Navient Corp.
5.500% due 01/15/2019		1,500	1,481
7.250% due 01/25/2022		17,700	16,616
8.000% due 03/25/2020		1,100	1,097
8.450% due 06/15/2018		14,855	15,969
Preferred Term Securities Ltd.
1.192% due 03/24/2034		279	237
Qatari Diar Finance Co.
5.000% due 07/21/2020		1,500	1,660
Rabobank Group
4.750% due 01/15/2020		18,400	20,189
8.375% due 07/26/2016 (d)		25,653	26,055
8.400% due 06/29/2017 (d)		4,240	4,483
Royal Bank of Scotland Group PLC
7.648% due 09/30/2031 (d)		5,000	5,875
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		5,880	6,030
Springleaf Finance Corp.
6.900% due 12/15/2017		14,000	14,490
UBS AG
4.750% due 02/12/2026	EUR	400	478
7.250% due 02/22/2022		$200	206
Virgin Media Secured Finance PLC
6.000% due 04/15/2021	GBP	7,290	10,964
Wells Fargo & Co.
3.450% due 02/13/2023		$4,700	4,826
7.980% due 03/15/2018 (d)		19,217	19,912
Weyerhaeuser Co.
7.375% due 10/01/2019		5,000	5,744

			556,694

INDUSTRIALS 10.7%
Alliance Data Systems Corp.
5.250% due 12/01/2017		12,750	12,973
Amgen, Inc.
5.700% due 02/01/2019		1,700	1,898
Brunswick Rail Finance Ltd.
6.500% due 11/01/2017		2,800	1,176
Canadian Oil Sands Ltd.
7.750% due 05/15/2019		10,400	10,979
CCO Safari LLC
4.908% due 07/23/2025		800	845
6.484% due 10/23/2045		1,300	1,451
CSC Holdings LLC
7.625% due 07/15/2018		5,150	5,575
7.875% due 02/15/2018		810	871
CVS Health Corp.
3.875% due 07/20/2025		7,400	8,004
4.875% due 07/20/2035		1,400	1,566
5.125% due 07/20/2045		1,400	1,629
Delta Air Lines Pass-Through Trust
4.950% due 11/23/2020		291	307
6.200% due 01/02/2020		264	282
DISH DBS Corp.
5.000% due 03/15/2023		14,842	13,246
5.875% due 07/15/2022		300	285
Energy Transfer Partners LP
6.125% due 02/15/2017		2,100	2,151
9.700% due 03/15/2019		300	332
Georgia-Pacific LLC
5.400% due 11/01/2020		9,300	10,404
Glencore Finance Canada Ltd.
5.800% due 11/15/2016		7,400	7,493
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		5,000	4,550
Kern River Funding Corp.
4.893% due 04/30/2018		495	514
Kinder Morgan Energy Partners LP
3.500% due 03/01/2021		300	289
3.950% due 09/01/2022		1,000	962
6.000% due 02/01/2017		5,800	5,973
Kinder Morgan, Inc.
3.050% due 12/01/2019		600	591
7.000% due 06/15/2017		1,789	1,878

Medtronic, Inc.
3.500% due 03/15/2025		1,000	1,069
NBCUniversal Media LLC
4.375% due 04/01/2021		15,600	17,464
Northwest Airlines Pass-Through Trust
7.041% due 10/01/2023		1,116	1,228
7.150% due 04/01/2021		20,881	22,395
Northwest Pipeline LLC
7.000% due 06/15/2016		1,700	1,714
Numericable SFR S.A.
5.375% due 05/15/2022	EUR	700	814
Petrofac Ltd.
3.400% due 10/10/2018		$1,200	1,106
Pfizer, Inc.
6.050% due 03/30/2017		1,700	1,787
Phosagro OAO Via Phosagro Bond Funding Ltd.
4.204% due 02/13/2018		4,300	4,325
Rockies Express Pipeline LLC
5.625% due 04/15/2020		100	95
SCF Capital Ltd.
5.375% due 10/27/2017		1,100	1,118
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017		500	524
Sibur Securities Ltd.
3.914% due 01/31/2018		4,400	4,395
Tennessee Gas Pipeline Co. LLC
7.500% due 04/01/2017		1,950	2,010
TransCanada PipeLines Ltd.
3.800% due 10/01/2020		1,100	1,142
UAL Pass-Through Trust
9.750% due 07/15/2018		840	884
10.400% due 05/01/2018		851	885
USG Corp.
9.750% due 01/15/2018		2,407	2,704
Vale Overseas Ltd.
8.250% due 01/17/2034		1,000	925

			162,808

UTILITIES 6.3%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		700	775
FirstEnergy Corp.
2.750% due 03/15/2018		2,000	2,020
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022		1,300	1,364
8.146% due 04/11/2018		600	652
Intergas Finance BV
6.375% due 05/14/2017		895	921
NRG Energy, Inc.
7.625% due 01/15/2018		6,100	6,512
Ooredoo International Finance Ltd.
5.000% due 10/19/2025		11,800	12,891
Petrobras Global Finance BV
7.875% due 03/15/2019		17,000	16,345
Qwest Corp.
6.500% due 06/01/2017		1,250	1,305
Rosneft Finance S.A.
6.625% due 03/20/2017		5,150	5,312
7.500% due 07/18/2016		3,800	3,856
7.875% due 03/13/2018		3,700	3,968
Rosneft Oil Co. Via Rosneft International Finance Ltd.
3.149% due 03/06/2017		4,500	4,480
Sprint Communications, Inc.
7.000% due 08/15/2020		1,000	800
SSE PLC
5.625% due 10/01/2017 (d)	EUR	5,000	5,934
TECO Finance, Inc.
6.572% due 11/01/2017		$983	1,051
Verizon Communications, Inc.
3.500% due 11/01/2021		600	639
4.500% due 09/15/2020		24,400	27,015
W3A Funding Corp.
8.090% due 01/02/2017		33	33

			95,873

Total Corporate Bonds & Notes (Cost $794,536)			815,375

MUNICIPAL BONDS & NOTES 1.1%
CALIFORNIA 0.8%
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033		5,950	8,119

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2010
5.516% due 07/01/2027		3,000	3,589

			11,708

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		1,500	1,537
7.750% due 01/01/2042		850	848

			2,385

NEW YORK 0.2%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
4.525% due 11/01/2022		800	900
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033		1,600	1,900

			2,800

Total Municipal Bonds & Notes (Cost $13,612)			16,893

U.S. GOVERNMENT AGENCIES 5.3%
Fannie Mae
1.914% due 08/25/2018		1	1
4.095% due 04/01/2017		1	1
4.500% due 08/01/2039 - 11/01/2041		434	474
Fannie Mae, TBA
3.500% due 05/01/2031 - 04/01/2046		55,000	57,721
4.000% due 05/01/2046 - 06/01/2046		21,000	22,390
Freddie Mac
1.875% due 12/01/2018		3	3
6.500% due 01/01/2038 - 10/01/2038		84	96
Ginnie Mae
1.750% due 01/20/2022		6	6

Total U.S. Government Agencies (Cost $80,398)			80,692

U.S. TREASURY OBLIGATIONS 35.9%
U.S. Treasury Bonds
2.875% due 08/15/2045 (h)(j)		51,200	53,874
3.000% due 05/15/2045 (f)(h)(j)		336,900	363,510
U.S. Treasury Inflation Protected Securities (c)
0.250% due 01/15/2025 (h)		11,802	11,916
2.500% due 01/15/2029 (h)		82,757	104,118
U.S. Treasury Notes
1.500% due 02/28/2019 (h)(j)		12,030	12,251

Total U.S. Treasury Obligations (Cost $516,159)			545,669

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.2%
Banc of America Commercial Mortgage Trust
5.543% due 06/10/2049		8,746	9,026
5.634% due 07/10/2046		2,472	2,475
5.889% due 07/10/2044		2,105	2,105
Banc of America Funding Trust
3.023% due 01/20/2047 ^		100	84
BCAP LLC Trust
0.335% due 09/26/2035		448	442
Bear Stearns Adjustable Rate Mortgage Trust
2.695% due 10/25/2033		59	59
2.799% due 05/25/2034		49	46
2.924% due 03/25/2035		125	126
Bear Stearns ALT-A Trust
2.731% due 02/25/2036 ^		888	620
Bear Stearns Commercial Mortgage Securities Trust
5.537% due 10/12/2041		708	714
5.540% due 09/11/2041		1,039	1,042
Canadian Mortgage Pools
1.160% due 07/01/2020	CAD	7,516	5,756
Citigroup Mortgage Loan Trust, Inc.
2.430% due 09/25/2035		$256	254
2.650% due 09/25/2035		239	239
Commercial Mortgage Trust
5.813% due 12/10/2049		1,004	1,043
Cordusio RMBS SRL
0.008% due 06/30/2035	EUR	111	125
Countrywide Alternative Loan Trust
0.633% due 05/25/2036		$75	60
Countrywide Home Loan Mortgage Pass-Through Trust
1.073% due 03/25/2035		203	153
2.763% due 08/25/2034 ^		35	30
Credit Suisse First Boston Mortgage Securities Corp.
2.373% due 07/25/2033		9	9
Credit Suisse Mortgage Capital Certificates
5.342% due 12/16/2043		1,100	1,109

Downey Savings & Loan Association Mortgage Loan Trust
0.692% due 08/19/2045	1,350	1,142
2.619% due 07/19/2044	772	761
GreenPoint Mortgage Funding Trust
0.893% due 06/25/2045	2,410	2,092
Greenpoint Mortgage Pass-Through Certificates
3.092% due 10/25/2033	7	7
GSR Mortgage Loan Trust
2.220% due 03/25/2033	37	36
2.838% due 09/25/2035	377	378
2.914% due 09/25/2035	931	952
HarborView Mortgage Loan Trust
0.622% due 01/19/2038	207	168
0.772% due 06/20/2035	337	315
2.681% due 05/19/2033	86	84
HomeBanc Mortgage Trust
0.693% due 01/25/2036	1,971	1,701
4.337% due 04/25/2037 ^	180	144
JPMorgan Chase Commercial Mortgage Securities Trust
5.336% due 05/15/2047	1,628	1,654
5.794% due 02/12/2051	972	1,010
JPMorgan Mortgage Trust
2.137% due 11/25/2033	53	52
2.502% due 07/25/2035	446	438
2.768% due 02/25/2035	48	48
2.824% due 07/25/2035	710	718
LB-UBS Commercial Mortgage Trust
5.387% due 02/15/2040	23,712	24,218
5.424% due 02/15/2040	12,219	12,434
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.947% due 06/12/2046	1,132	1,130
Morgan Stanley Capital Trust
5.319% due 12/15/2043	5,516	5,591
5.328% due 11/12/2041	4,152	4,172
5.332% due 12/15/2043	517	522
5.692% due 04/15/2049	5,395	5,526
RBSSP Resecuritization Trust
0.713% due 05/26/2037	68	68
0.933% due 04/26/2037	2,681	2,508
0.934% due 09/26/2034	2,731	2,574
0.934% due 03/26/2036	704	701
Residential Accredit Loans, Inc. Trust
0.643% due 04/25/2046	1,143	510
Structured Adjustable Rate Mortgage Loan Trust
2.795% due 02/25/2034	80	80
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.250% due 09/25/2034	340	342
Wachovia Bank Commercial Mortgage Trust
0.651% due 04/15/2047	3,600	3,506
5.703% due 06/15/2049	6,000	6,142
WaMu Mortgage Pass-Through Certificates Trust
0.743% due 01/25/2045	136	128
1.173% due 11/25/2034	1,486	1,328
1.351% due 02/25/2046	895	814
Wells Fargo Mortgage-Backed Securities Trust
2.844% due 03/25/2036	375	359

Total Non-Agency Mortgage-Backed Securities (Cost $111,752)		109,870

ASSET-BACKED SECURITIES 1.0%
Ameriquest Mortgage Securities Trust
0.823% due 03/25/2036	100	87
Bear Stearns Asset-Backed Securities Trust
0.633% due 12/25/2036	1,409	1,276
0.843% due 12/25/2035	1,000	977
1.433% due 10/25/2037	382	352
BNC Mortgage Loan Trust
0.533% due 05/25/2037	668	651
Conseco Financial Corp.
6.220% due 03/01/2030	139	148
6.530% due 02/01/2031	2,834	2,850
First Franklin Mortgage Loan Trust
0.923% due 09/25/2035	1,152	1,125
First NLC Trust
1.138% due 12/25/2035	940	883
Home Equity Asset Trust
1.633% due 10/25/2033	684	625
Merrill Lynch Mortgage Investors Trust
0.553% due 02/25/2037	206	87
Morgan Stanley ABS Capital, Inc. Trust
1.078% due 09/25/2035	500	445
Morgan Stanley Mortgage Loan Trust
0.793% due 04/25/2037	152	74
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.318% due 09/25/2035	1,000	885

Popular ABS Mortgage Pass-Through Trust
0.523% due 06/25/2047 ^		8	8
Residential Asset Mortgage Products Trust
2.083% due 11/25/2034		214	202
Structured Asset Investment Loan Trust
1.123% due 06/25/2035		963	944
Structured Asset Securities Corp. Mortgage Loan Trust
0.773% due 02/25/2036		1,000	893
0.883% due 11/25/2035		1,200	1,078
Wells Fargo Home Equity Asset-Backed Securities Trust
1.023% due 11/25/2035		1,500	1,369
1.483% due 10/25/2034		356	333

Total Asset-Backed Securities (Cost $14,028)			15,292

SOVEREIGN ISSUES 3.2%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		11,700	11,696
6.369% due 06/16/2018		3,300	3,420
Colombia Government International Bond
7.375% due 01/27/2017		2,000	2,098
Indonesia Government International Bond
5.125% due 01/15/2045		7,500	7,474
Italy Buoni Poliennali Del Tesoro
2.500% due 12/01/2024	EUR	1,700	2,158
Mexico Government International Bond
4.750% due 03/08/2044		$4,600	4,600
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	955,000	7,690
4.500% due 07/03/2017		820,000	6,603
South Africa Government International Bond
6.875% due 05/27/2019		$300	330
Spain Government International Bond
2.750% due 10/31/2024	EUR	1,500	1,914

Total Sovereign Issues (Cost $49,773)			47,983

SHORT-TERM INSTRUMENTS 3.0%
CERTIFICATES OF DEPOSIT 2.3%
Intesa Sanpaolo SpA
1.997% due 04/11/2016		$35,400	35,402

REPURCHASE AGREEMENTS (e) 0.5%			7,277

U.S. TREASURY BILLS 0.2%
0.229% due 04/14/2016 - 04/28/2016 (a)(b)(j)		3,416	3,416

Total Short-Term Instruments (Cost $46,092)			46,095

Total Investments in Securities (Cost $1,638,873)			1,690,420

Total Investments 111.2% (Cost $1,638,873)			$1,690,420
Financial Derivative Instruments (g)(i) 0.4% (Cost or Premiums, net $4,525)			6,558
Other Assets and Liabilities, net (11.6%)			(176,739)

Net Assets 100.0%			$1,520,239

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon bond.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
NOM	0.500%	03/31/2016	04/01/2016	$5,700	U.S. Treasury Notes 2.250% due 11/15/2024	$(5,826)	$5,700	$5,700
SSB	0.010	03/31/2016	04/01/2016	1,577	U.S. Treasury Notes 1.625% due 04/30/2019	(1,613)	1,577	1,577

Total Repurchase Agreements						$(7,439)	$7,277	$7,277

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.650%	02/10/2016	04/27/2016	$(768)	$(769)
	0.650	03/17/2016	04/27/2016	(77,644)	(77,665)
BSN	0.590	02/05/2016	04/05/2016	(5,651)	(5,656)
	0.610	02/12/2016	04/12/2016	(4,041)	(4,044)
GRE	0.650	01/19/2016	04/19/2016	(5,538)	(5,546)
	0.660	02/16/2016	04/18/2016	(5,893)	(5,898)

Total Reverse Repurchase Agreements					$(99,578)

(2)	The average amount of borrowings outstanding during the period ended March 31, 2016 was $(166,984) at a weighted average interest rate of 0.622%. Average borrowings includes reverse repurchase agreements and sale-buyback transactions, of which there were none open at period end.

(f)	Securities with an aggregate market value of $102,072 have been pledged as collateral under the terms of master agreements as of March 31, 2016.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note June Futures	$108.500	05/20/2016	4,600	$40	$36
Put - CBOT U.S. Treasury 10-Year Note June Futures	112.000	05/20/2016	952	8	15

				$48	$51

Total Purchased Options				$48	$51

Futures Contracts:

					Variation Margin (4)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-BTP Italy Government Bond June Futures	Long	06/2016	51	$152	$15	$(1)
Euro-Bund 10-Year Bond June Futures	Short	05/2016	147	(160)	27	(8)
Euro-Bund 10-Year Bond June Futures	Short	06/2016	51	33	16	(4)
U.S. Treasury 5-Year Note June Futures	Long	06/2016	4,495	1,046	983	0
U.S. Treasury 10-Year Note June Futures	Long	06/2016	952	(256)	357	0
United Kingdom Long Gilt June Futures	Short	06/2016	340	(90)	156	(176)

Total Futures Contracts				$725	$1,554	$(189)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin (4)
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$3,762	$202	$(50)	$5	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020	1,200	36	16	2	0

				$238	$(34)	$7	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.500%	12/16/2017		$426,800	$(6,686)	$(4,651)	$0	$(69)
Pay	3-Month USD-LIBOR	2.000	12/16/2020		283,900	12,615	7,010	476	0
Receive	3-Month USD-LIBOR *	2.550	03/23/2026		820,100	(14,222)	(10,736)	0	(1,615)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		164,700	(23,838)	(21,302)	0	(1,218)
Receive	3-Month USD-LIBOR *	2.500	06/15/2046		261,600	(19,587)	(3,765)	0	(1,487)
Pay	6-Month EUR-EURIBOR	4.000	09/16/2019	EUR	4,000	747	145	0	(1)
Receive	6-Month EUR-EURIBOR *	0.750	09/21/2026		3,400	(47)	(39)	6	0
Receive	6-Month JPY-LIBOR	1.000	09/18/2023	JPY	7,920,000	(5,084)	(3,402)	134	0
Pay	28-Day MXN-TIIE	5.500	09/13/2017	MXN	1,008,000	893	(1,444)	2	0
Pay	28-Day MXN-TIIE	7.780	04/09/2019		91,800	459	(214)	2	0
Pay	28-Day MXN-TIIE	6.000	06/07/2022		1,039,800	1,465	1,415	87	0
Pay	28-Day MXN-TIIE	6.300	04/26/2024		1,300,000	2,354	826	87	0
Pay	28-Day MXN-TIIE	6.150	06/07/2024		887,000	988	1,663	64	0
Pay	28-Day MXN-TIIE	5.805	12/30/2024		82,900	(44)	(44)	3	0

						$(49,987)	$(34,538)	$861	$(4,390)

Total Swap Agreements						$(49,749)	$(34,572)	$868	$(4,390)

*	This security has a forward starting effective date.
(4)	Unsettled variation margin liability of $(272) for closed swap agreements is outstanding at period end.

(h)	Securities with an aggregate market value of $55,568 and cash of $2,452 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2016	AUD	34,746	$	24,858	$0	$(1,776)
	04/2016	JPY	25,817,514		230,585	1,187	0
	05/2016	$	396	PLN	1,602	33	0
BRC	05/2016	MXN	46,589	$	2,614	0	(72)
	05/2016	$	1,179	MXN	20,416	2	(4)
CBK	04/2016		834	EUR	750	20	0
DUB	05/2016	THB	910,205	$	25,553	0	(289)
FBF	05/2016	RUB	563,748		8,175	0	(115)
GLM	04/2016	$	6,653	EUR	6,033	212	0
	04/2016		10,827	GBP	7,617	113	0
	05/2016	GBP	6,060	$	8,654	0	(50)
	07/2016	CNH	165,670		24,240	0	(1,270)
HUS	04/2016	$	229,387	JPY	25,817,514	10	0
	05/2016	JPY	25,817,514	$	229,535	0	(49)
	10/2016	CNH	73,281		11,262	36	0
JPM	05/2016	KRW	3,199,711		2,659	0	(135)
	05/2016	TWD	784,098		23,732	0	(643)
	05/2016	$	63,365	RUB	4,885,014	8,465	0
	10/2016	CNH	370,001	$	56,605	0	(75)
MSB	04/2016	EUR	65,634		72,024	0	(2,661)
NAB	04/2016	$	26,699	AUD	34,746	0	(64)
	05/2016	AUD	34,746	$	26,663	64	0
SCX	04/2016	GBP	7,617		10,601	0	(338)
	05/2016	$	41,715	CAD	58,192	3,094	0
UAG	04/2016		65,901	EUR	58,851	1,065	0
	05/2016	EUR	58,851	$	65,958	0	(1,067)
	10/2016	CNH	16,878		2,585	0	(1)

Total Forward Foreign Currency Contracts						$14,301	$(8,609)

Purchased Options:

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC Fannie Mae 3.500% due 05/01/2046	$73.000	05/05/2016	$49,000	$2	$0

Total Purchased Options					$2	$0

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GST	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.600%	06/15/2016	EUR	57,800	$(63)	$(56)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.000	06/15/2016		57,800	(120)	(103)

							$(183)	$(159)

Total Written Options							$(183)	$(159)

Swap Agreements:

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	China Government International Bond	1.000%	09/20/2016	0.311%		$2,000	$10	$(3)	$7	$0
BPS	Teck Resources Ltd.	1.000	03/20/2019	10.518		800	(23)	(168)	0	(191)
BRC	Ally Financial, Inc.	5.000	03/20/2020	2.588		20,500	3,478	(1,629)	1,849	0
	China Government International Bond	1.000	09/20/2016	0.311		6,000	31	(9)	22	0
CBK	United Kingdom Gilt	1.000	06/20/2016	0.132		33,500	416	(340)	76	0
DUB	Ally Financial, Inc.	5.000	03/20/2020	2.588		10,000	1,810	(908)	902	0
	BP Capital Markets America, Inc.	1.000	12/20/2018	0.535	EUR	4,000	106	(47)	59	0
GST	Brazil Government International Bond	1.000	03/20/2018	1.475		$1,200	(14)	3	0	(11)
	California State General Obligation Bonds, Series 2003	1.630	12/20/2018	0.592		3,300	0	93	93	0
	California State General Obligation Bonds, Series 2003	1.650	12/20/2018	0.592		25,000	0	719	719	0
	China Government International Bond	1.000	06/20/2019	0.738		25,000	370	(155)	215	0
JPM	Brazil Government International Bond	1.000	12/20/2017	1.335		12,000	0	(65)	0	(65)
	China Government International Bond	1.000	06/20/2019	0.738		50,000	740	(309)	431	0
MYC	China Government International Bond	1.000	06/20/2019	0.738		25,000	370	(155)	215	0
	France Government International Bond	0.250	09/20/2016	0.055		22,300	(1,053)	1,076	23	0

							$6,241	$(1,897)	$4,611	$(267)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	MCDX-25 5-Year Index	1.000%	12/20/2020	$34,200	$(63)	$196	$133	$0
GST	MCDX-25 5-Year Index	1.000	12/20/2020	38,300	(71)	219	148	0
MYC	MCDX-24 10-Year Index	1.000	06/20/2025	42,800	(1,449)	227	0	(1,222)

					$(1,583)	$642	$281	$(1,222)

Total Swap Agreements					$4,658	$(1,255)	$4,892	$(1,489)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	Securities with an aggregate market value of $5,728 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$12,551	$0	$12,551
Corporate Bonds & Notes
Banking & Finance	0	556,694	0	556,694
Industrials	0	162,808	0	162,808
Utilities	0	95,873	0	95,873
Municipal Bonds & Notes
California	0	11,708	0	11,708
Illinois	0	2,385	0	2,385
New York	0	2,800	0	2,800
U.S. Government Agencies	0	80,692	0	80,692
U.S. Treasury Obligations	0	545,669	0	545,669
Non-Agency Mortgage-Backed Securities	0	109,870	0	109,870
Asset-Backed Securities	0	15,292	0	15,292
Sovereign Issues	0	47,983	0	47,983
Short-Term Instruments
Certificates of Deposit	0	35,402	0	35,402
Repurchase Agreements	0	7,277	0	7,277
U.S. Treasury Bills	0	3,416	0	3,416

Total Investments	$0	$1,690,420	$0	$1,690,420

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,554	919	0	2,473
Over the counter	0	19,193	0	19,193
	$1,554	$20,112	$0	$21,666

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(189)	(4,390)	0	(4,579)
Over the counter	0	(10,257)	0	(10,257)

	$(189)	$(14,647)	$0	$(14,836)

Totals	$1,365	$1,695,885	$0	$1,697,250

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Fixed Income SHares: Series LD

March 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 152.2%
BANK LOAN OBLIGATIONS 3.0%
CSC Holdings LLC
2.933% due 04/17/2020	$496	$496
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016	400	400

Total Bank Loan Obligations (Cost $893)		896

CORPORATE BONDS & NOTES 107.8%
BANKING & FINANCE 49.0%
Abbey National Treasury Services PLC
2.350% due 09/10/2019	100	100
Ally Financial, Inc.
2.750% due 01/30/2017	100	100
3.600% due 05/21/2018	200	200
American Express Co.
6.800% due 09/01/2066	200	201
American Tower Corp.
2.800% due 06/01/2020 (c)	400	403
Banco Bradesco S.A.
4.500% due 01/12/2017	200	203
Bank of America Corp.
6.500% due 08/01/2016	75	76
6.875% due 04/25/2018	400	439
BBVA Banco Continental S.A.
2.250% due 07/29/2016	400	401
BOC Aviation Pte. Ltd.
3.875% due 05/09/2019	294	304
Cantor Fitzgerald LP
6.500% due 06/17/2022 (c)	200	208
CIT Group, Inc.
4.250% due 08/15/2017	95	97
5.000% due 05/15/2017	300	306
Commerzbank Finance & Covered Bond S.A.
0.377% due 03/20/2017	100	98
Credit Agricole S.A.
1.605% due 06/10/2020	400	396
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022 (c)	250	249
DBS Bank Ltd.
3.625% due 09/21/2022	600	615
Denali International LLC/Denali Finance Corp.
5.625% due 10/15/2020	200	211
Eksportfinans ASA
2.375% due 05/25/2016	450	451
5.500% due 05/25/2016	100	101
Ford Motor Credit Co. LLC
1.206% due 12/06/2017	400	394
1.557% due 01/09/2018 (c)	200	198
General Motors Financial Co., Inc.
3.000% due 09/25/2017	200	202
4.750% due 08/15/2017	600	620
Goldman Sachs Group, Inc.
2.236% due 11/29/2023 (c)	900	898
HSBC Finance Corp.
1.065% due 06/01/2016 (c)	255	255
Hypothekenbank Frankfurt AG
0.377% due 09/20/2017	100	98
International Lease Finance Corp.
5.750% due 05/15/2016	125	125
7.125% due 09/01/2018	300	328
Intesa Sanpaolo SpA
2.375% due 01/13/2017 (c)	400	402
JPMorgan Chase & Co.
7.900% due 04/30/2018 (a)	400	400
Kookmin Bank
1.496% due 01/27/2017	200	200
LeasePlan Corp. NV
2.500% due 05/16/2018 (c)	380	377
2.875% due 01/22/2019 (c)	200	199
Lloyds Bank PLC
1.750% due 05/14/2018 (c)	400	399
Macquarie Bank Ltd.
1.600% due 10/27/2017 (c)	300	299
4.875% due 06/10/2025 (c)	200	201

Macquarie Group Ltd.
3.000% due 12/03/2018	100	101
Mitsubishi UFJ Lease & Finance Co. Ltd.
1.875% due 10/17/2016	400	402
Mitsubishi UFJ Trust & Banking Corp.
1.600% due 10/16/2017 (c)	500	497
Mizuho Bank Ltd.
1.700% due 09/25/2017 (c)	500	500
Morgan Stanley
5.500% due 01/26/2020 (c)	200	223
Rabobank Group
8.375% due 07/26/2016 (a)	300	305
RCI Banque S.A.
4.600% due 04/12/2016 (c)	300	300
Royal Bank of Scotland PLC
9.500% due 03/16/2022	200	212
Springleaf Finance Corp.
6.900% due 12/15/2017	400	414
Synchrony Financial
1.849% due 02/03/2020 (c)	400	387
1.875% due 08/15/2017	100	100
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020 (c)	300	301
Vereit Operating Partnership LP
2.000% due 02/06/2017	300	299
Weyerhaeuser Co.
6.950% due 08/01/2017 (c)	150	159

		14,954

INDUSTRIALS 47.6%
AbbVie, Inc.
2.500% due 05/14/2020	400	408
Actavis Funding SCS
1.887% due 03/12/2020 (c)	400	399
Amgen, Inc.
2.125% due 05/15/2017	95	96
Anadarko Petroleum Corp.
5.950% due 09/15/2016	90	91
Anheuser-Busch InBev Finance, Inc.
1.900% due 02/01/2019 (c)	200	203
2.650% due 02/01/2021 (c)	200	206
AP Moeller - Maersk A/S
2.550% due 09/22/2019 (c)	400	397
Aviation Capital Group Corp.
6.750% due 04/06/2021 (c)	250	282
Boston Scientific Corp.
3.375% due 05/15/2022 (c)	300	307
CCO Safari LLC
4.464% due 07/23/2022	300	315
ConocoPhillips Co.
1.517% due 05/15/2022 (c)	200	184
Crown Castle Towers LLC
3.222% due 05/15/2042 (c)	300	301
CVS Health Corp.
3.500% due 07/20/2022 (c)	200	215
D.R. Horton, Inc.
3.750% due 03/01/2019	200	204
Daimler Finance North America LLC
2.700% due 08/03/2020 (c)	500	508
Delphi Automotive PLC
3.150% due 11/19/2020 (c)	300	307
Delta Air Lines Pass-Through Trust
7.750% due 06/17/2021	236	265
eBay, Inc.
1.096% due 08/01/2019 (c)	400	388
Enbridge, Inc.
1.083% due 06/02/2017	150	144
Energy Transfer Partners LP
6.125% due 02/15/2017 (c)	200	205
9.000% due 04/15/2019 (c)	200	214
Express Scripts Holding Co.
2.250% due 06/15/2019	100	101
Forest Laboratories LLC
4.375% due 02/01/2019 (c)	100	106
Georgia-Pacific LLC
5.400% due 11/01/2020 (c)	400	447
Glencore Funding LLC
1.700% due 05/27/2016 (c)	400	400
Hyundai Capital America
1.450% due 02/06/2017 (c)	50	50
2.125% due 10/02/2017	100	100
Imperial Tobacco Finance PLC
2.050% due 07/20/2018 (c)	400	401
2.950% due 07/21/2020 (c)	400	411

Kinder Morgan Energy Partners LP
6.000% due 02/01/2017	30	31
Kinder Morgan, Inc.
7.250% due 06/01/2018 (c)	200	214
Korea National Oil Corp.
4.000% due 10/27/2016	200	203
Korea Water Resources Corp.
2.000% due 04/16/2018	400	401
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029	200	175
Masco Corp.
6.125% due 10/03/2016	100	103
Mylan, Inc.
1.350% due 11/29/2016	450	447
Nissan Motor Acceptance Corp.
2.000% due 03/08/2019 (c)	500	504
ONEOK Partners LP
2.000% due 10/01/2017	200	194
Pearson Funding PLC
4.000% due 05/17/2016 (c)	400	401
Pioneer Natural Resources Co.
6.875% due 05/01/2018	100	106
QUALCOMM, Inc.
3.000% due 05/20/2022 (c)	200	209
Reynolds American, Inc.
4.000% due 06/12/2022	200	218
SBA Tower Trust
2.933% due 12/15/2042 (c)	250	249
Scripps Networks Interactive, Inc.
3.500% due 06/15/2022 (c)	200	201
Siemens Financieringsmaatschappij NV
2.900% due 05/27/2022 (c)	200	208
Sinopec Group Overseas Development Ltd.
2.750% due 05/17/2017 (c)	200	203
SK Telecom Co. Ltd.
2.125% due 05/01/2018	400	402
Telefonica Emisiones S.A.U.
6.221% due 07/03/2017 (c)	400	422
Time Warner Cable, Inc.
8.250% due 04/01/2019	300	350
Tyson Foods, Inc.
2.650% due 08/15/2019 (c)	50	51
UAL Pass-Through Trust
9.750% due 07/15/2018	129	136
Universal Health Services, Inc.
3.750% due 08/01/2019	100	103
USG Corp.
6.300% due 11/15/2016	95	98
7.875% due 03/30/2020	200	208
Volkswagen International Finance NV
1.058% due 11/18/2016 (c)	400	398
Woodside Finance Ltd.
8.750% due 03/01/2019 (c)	400	460
Wynn Macau Ltd.
5.250% due 10/15/2021	200	189

		14,539

UTILITIES 11.2%
AT&T, Inc.
1.559% due 06/30/2020 (c)	300	297
Electricite de France S.A.
1.084% due 01/20/2017	30	30
FirstEnergy Corp.
2.750% due 03/15/2018	200	202
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018 (c)	400	418
Korea Western Power Co. Ltd.
3.125% due 05/10/2017	200	204
KT Corp.
2.625% due 04/22/2019	200	204
Laclede Group, Inc.
1.368% due 08/15/2017	305	304
NextEra Energy Capital Holdings, Inc.
2.056% due 09/01/2017 (c)	200	201
Orange S.A.
2.750% due 02/06/2019 (c)	50	52
Petrobras Global Finance BV
2.238% due 05/20/2016	100	100
3.250% due 03/17/2017	250	246
Sprint Communications, Inc.
6.000% due 12/01/2016	500	499
Telstra Corp. Ltd.
3.125% due 04/07/2025	100	101
Verizon Communications, Inc.
2.382% due 09/14/2018	100	102

4.500% due 09/15/2020 (c)		400	443

			3,403

Total Corporate Bonds & Notes (Cost $32,851)			32,896

U.S. GOVERNMENT AGENCIES 2.8%
Fannie Mae
1.083% due 09/25/2023		24	25
1.680% due 09/25/2022		53	54
3.000% due 03/01/2042 (c)		255	262
Freddie Mac
4.436% due 01/15/2022		32	34
Ginnie Mae
1.105% due 11/20/2065 (c)		468	467

Total U.S. Government Agencies (Cost $831)			842

NON-AGENCY MORTGAGE-BACKED SECURITIES 18.6%
American Home Mortgage Investment Trust
1.013% due 02/25/2045		19	19
BAMLL Commercial Mortgage Securities Trust
1.236% due 06/15/2028		100	100
BAMLL Re-REMIC Trust
5.383% due 11/15/2016		269	271
Banc of America Funding Trust
0.732% due 02/20/2035		30	28
2.746% due 09/20/2034		176	174
BCAP LLC Trust
0.596% due 03/26/2037		40	40
2.845% due 07/26/2036		14	14
Bear Stearns Adjustable Rate Mortgage Trust
2.471% due 04/25/2033		56	55
2.779% due 11/25/2034		110	108
2.971% due 01/25/2034		14	15
Citigroup Mortgage Loan Trust, Inc.
2.730% due 10/25/2035		18	18
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		385	392
Credit Suisse Commercial Mortgage Trust
5.311% due 12/15/2039		218	219
Credit Suisse First Boston Mortgage Securities Corp.
2.331% due 06/25/2033		35	35
5.362% due 05/15/2036		500	537
6.500% due 04/25/2033		144	147
Credit Suisse Mortgage Capital Certificates
2.211% due 06/26/2037		25	25
2.618% due 08/27/2037		23	23
2.707% due 09/27/2036		69	68
5.453% due 05/26/2037		28	28
Eurosail PLC
0.891% due 06/13/2045	GBP	180	255
First Republic Mortgage Loan Trust
0.786% due 11/15/2031		$58	56
GSR Mortgage Loan Trust
2.838% due 09/25/2035		15	15
2.911% due 08/25/2033		337	335
JPMorgan Chase Commercial Mortgage Securities Trust
5.397% due 05/15/2045		78	78
5.440% due 06/12/2047		268	272
JPMorgan Mortgage Trust
2.627% due 09/25/2034		16	16
2.655% due 02/25/2034		82	84
2.737% due 04/25/2035		503	500
2.768% due 02/25/2035		10	10
JPMorgan Resecuritization Trust
2.237% due 07/27/2037		15	15
3.023% due 01/27/2047		6	6
MASTR Asset Securitization Trust
5.500% due 09/25/2033		22	22
MASTR Seasoned Securitization Trust
6.239% due 09/25/2017		30	30
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.610% due 10/20/2029		22	22
Merrill Lynch Mortgage Investors Trust
0.893% due 04/25/2029		14	14
1.073% due 10/25/2028		11	10
2.644% due 02/25/2035		303	302
Morgan Stanley Mortgage Loan Trust
2.798% due 11/25/2034		22	22
Residential Accredit Loans, Inc. Trust
0.873% due 06/25/2034		85	83
Selkirk Ltd.
1.860% due 12/20/2041		21	21
Sequoia Mortgage Trust
0.812% due 10/20/2027		25	24
1.132% due 10/19/2026		162	158

Structured Asset Mortgage Investments Trust
1.012% due 07/19/2034		78	77
1.092% due 09/19/2032		23	22
8.914% due 06/25/2029		12	12
Structured Asset Securities Corp. Mortgage Loan Trust
1.033% due 10/25/2027		20	20
Thornburg Mortgage Securities Trust
1.073% due 09/25/2043		15	14
2.527% due 04/25/2045		58	57
Vulcan European Loan Conduit Ltd.
0.101% due 05/15/2017	EUR	5	6
Wachovia Bank Commercial Mortgage Trust
0.651% due 04/15/2047		$500	487
WaMu Mortgage Pass-Through Certificates Trust
0.723% due 10/25/2045		61	56
0.833% due 06/25/2044		44	41
1.173% due 11/25/2034		120	107
1.751% due 06/25/2042		16	15
Wells Fargo Mortgage-Backed Securities Trust
2.722% due 12/25/2034		6	6
2.739% due 10/25/2033		83	83

Total Non-Agency Mortgage-Backed Securities (Cost $5,686)			5,669

ASSET-BACKED SECURITIES 14.3%
ACS Pass-Through Trust
0.748% due 06/14/2037		67	66
Aegis Asset-Backed Securities Trust
0.703% due 12/25/2035		15	15
Amortizing Residential Collateral Trust
1.433% due 10/25/2034		442	424
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.476% due 04/25/2034		101	91
Babson CLO Ltd.
1.858% due 05/15/2023		300	300
Bear Stearns Asset-Backed Securities Trust
1.233% due 10/27/2032		48	46
Chase Funding Trust
1.173% due 10/25/2032		73	68
Cordatus CLO PLC
0.152% due 01/30/2024	EUR	227	255
Delta Funding Home Equity Loan Trust
1.256% due 09/15/2029		$7	7
Exeter Automobile Receivables Trust
1.060% due 08/15/2018		21	21
Golden Knight CDO Ltd.
0.862% due 04/15/2019		20	20
Highbridge Loan Management Ltd.
1.436% due 09/20/2022		241	241
KVK CLO Ltd.
1.992% due 07/15/2023		325	324
National Collegiate Student Loan Trust
0.673% due 11/27/2028		58	57
OneMain Financial Issuance Trust
2.570% due 07/18/2025		300	296
Race Point CLO Ltd.
1.637% due 12/15/2022		37	37
Renaissance Home Equity Loan Trust
0.933% due 12/25/2033		8	7
Residential Mortgage Loan Trust
1.936% due 09/25/2029		8	7
Saturn CLO Ltd.
0.843% due 05/13/2022		66	66
SMB Private Education Loan Trust
1.436% due 06/15/2027		400	384
Symphony CLO LP
1.717% due 01/09/2023		243	242
Symphony CLO Ltd.
1.586% due 07/23/2023		250	250
Venture CLO Ltd.
1.609% due 11/14/2022		500	498
Vericrest Opportunity Loan Trust
3.375% due 10/25/2058		311	307
VOLT LLC
3.250% due 02/25/2055		349	343

Total Asset-Backed Securities (Cost $4,388)			4,372

SOVEREIGN ISSUES 0.8%
Export-Import Bank of Korea
5.375% due 10/04/2016		150	153

Korea Development Bank
3.250% due 09/20/2016	100	101

Total Sovereign Issues (Cost $254)		254

SHORT-TERM INSTRUMENTS 4.9%
COMMERCIAL PAPER 2.6%
Electricite de France S.A.
1.510% due 01/09/2017	400	396
ENI Finance USA, Inc.
1.350% due 06/10/2016	400	400

		796

REPURCHASE AGREEMENTS (b) 1.6%		500

SHORT-TERM NOTES 0.7%
Kansas City Southern Co.
1.321% due 10/28/2016 (c)	225	223

Total Short-Term Instruments (Cost $1,519)		1,519

Total Investments in Securities (Cost $46,422)		46,448

Total Investments 152.2% (Cost $46,422)		$46,448
Financial Derivative Instruments (d)(e) (0.3%) (Cost or Premiums, net $(22))		(87)
Other Assets and Liabilities, net (51.9%)		(15,847)

Net Assets 100.0%		$30,514

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
DEU	0.470%	03/31/2016	04/01/2016	$500	U.S. Treasury Bonds 3.750% due 11/15/2043	$(513)	$500	$500

Total Repurchase Agreements						$(513)	$500	$500

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
DEU	0.800%	02/12/2016	05/12/2016	$(458)	$(459)
FOB	0.900	03/09/2016	04/08/2016	(475)	(475)
	0.950	02/24/2016	04/06/2016	(1,479)	(1,481)
	0.950	02/25/2016	04/08/2016	(2,291)	(2,293)
	0.950	03/02/2016	04/12/2016	(1,114)	(1,115)
GSC	0.710	03/09/2016	04/11/2016	(252)	(252)
RDR	0.840	03/09/2016	04/07/2016	(464)	(464)
	0.880	02/23/2016	04/05/2016	(2,963)	(2,966)
	0.880	02/24/2016	04/08/2016	(1,529)	(1,530)
	0.900	02/03/2016	04/04/2016	(1,269)	(1,271)
	0.900	02/04/2016	04/04/2016	(1,556)	(1,558)
	0.900	02/05/2016	04/05/2016	(674)	(675)
	0.900	02/10/2016	04/11/2016	(442)	(443)
SOG	0.950	03/01/2016	04/13/2016	(490)	(490)
	0.950	03/22/2016	04/15/2016	(477)	(477)
	0.950	03/23/2016	04/07/2016	(1,283)	(1,283)

Total Reverse Repurchase Agreements					$(17,232)

(2)	The average amount of borrowings outstanding during the period ended March 31, 2016 was $(16,967) at a weighted average interest rate of 0.822%. Average borrowings includes reverse repurchase agreements and sale-buyback transactions, of which there were none open at period end.

(c)	Securities with an aggregate market value of $18,269 have been pledged as collateral under the terms of master agreements as of March 31, 2016.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2018	83	$(135)	$0	$(11)
90-Day Eurodollar December Futures	Short	12/2019	19	(13)	0	(3)
90-Day Eurodollar September Futures	Short	09/2018	60	(88)	0	(8)
Australia Government 3-Year Note June Futures	Long	06/2016	101	18	22	0
Euro-Bobl June Futures	Long	06/2016	31	(8)	0	(3)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2018	38	(54)	1	(4)

Total Futures Contracts				$(280)	$23	$(29)

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	0.738%	09/15/2016	$13,000	$2	$2	$0	$0
Receive	3-Month USD-LIBOR	0.965	12/15/2016	6,500	(1)	(1)	0	0
Pay	3-Month USD-LIBOR	2.000	12/16/2020	15,000	666	403	25	0
Receive	3-Month USD-LIBOR *	1.500	12/14/2021	15,000	(105)	(459)	0	(30)
Receive	3-Month USD-LIBOR	2.000	06/15/2022	1,300	(60)	(65)	0	(3)
Receive	3-Month USD-LIBOR	2.500	06/17/2022	1,100	(86)	(56)	0	(2)
Receive	3-Month USD-LIBOR *	2.250	06/15/2026	1,600	(83)	(12)	0	(6)

					$333	$(188)	$25	$(41)

Total Swap Agreements					$333	$(188)	$25	$(41)

*	This security has a forward starting effective date.

Cash of $447 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2016	JPY	78,922	$	705	$4	$0
	04/2016	$	470	JPY	53,423	5	0
	05/2016	AUD	507	$	375	0	(13)
	05/2016	JPY	53,423		470	0	(5)
BRC	05/2016	$	30	MXN	531	1	0
DUB	07/2016	BRL	1,000	$	303	32	0
GLM	04/2016	$	226	JPY	25,500	0	0
	05/2016		585	EUR	527	15	0
	07/2016		861	BRL	3,500	88	0
JPM	05/2016	AUD	962	$	708	0	(28)
	05/2016	EUR	251		279	0	(7)
	05/2016	$	33	AUD	43	0	0
	07/2016	BRL	2,500	$	597	0	(80)
MSB	04/2016	GBP	242		336	0	(11)
	04/2016	$	68	GBP	48	1	0
	05/2016		16	EUR	14	0	0
NAB	05/2016	EUR	2,633	$	2,973	0	(27)

Total Forward Foreign Currency Contracts						$146	$(171)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
JPM	Call - OTC USD versus JPY	JPY	116.000	04/07/2016	$900	$4	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.150%	04/21/2016	$3,200	$4	$7
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.315	04/11/2016	10,200	10	0

							$14	$7

Total Purchased Options							$18	$7

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Call - OTC AUD versus USD	$0.764	04/07/2016	AUD 1,050	$(4)	$(8)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950%	04/11/2016	$10,200	$(10)	$(20)
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	05/25/2016	14,300	(19)	(12)

							$(29)	$(32)

Total Written Options							$(33)	$(40)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Mexico Government International Bond	1.000%	09/20/2020	1.383%		$300	$(4)	$(1)	$0	$(5)
	Saudi Arabia Government International Bond	1.000	06/20/2021	1.532		100	(3)	1	0	(2)
GST	Volvo Treasury AB	1.000	09/20/2020	0.980	EUR	100	0	0	0	0

							$(7)	$0	$0	$(7)

Total Swap Agreements							$(7)	$0	$0	$(7)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$896	$0	$896
Corporate Bonds & Notes
Banking & Finance	0	14,954	0	14,954
Industrials	0	14,539	0	14,539
Utilities	0	3,403	0	3,403
U.S. Government Agencies	0	842	0	842
Non-Agency Mortgage-Backed Securities	0	5,648	21	5,669
Asset-Backed Securities	0	4,372	0	4,372
Sovereign Issues	0	254	0	254
Short-Term Instruments
Commercial Paper	0	796	0	796
Repurchase Agreements	0	500	0	500
Short-Term Notes	0	223	0	223

Total Investments	$0	$46,427	$21	$46,448

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	23	25	0	48
Over the counter	0	153	0	153

	$23	$178	$0	$201

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(29)	(41)	0	(70)
Over the counter	0	(218)	0	(218)

	$(29)	$(259)	$0	$(288)

Totals	$(6)	$46,346	$21	$46,361

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Fixed Income SHares: Series M

March 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 176.2%
CORPORATE BONDS & NOTES 39.3%
BANKING & FINANCE 23.8%
AerCap Ireland Capital Ltd.
5.000% due 10/01/2021		$17,800	$18,467
Ally Financial, Inc.
2.750% due 01/30/2017		100	100
American International Group, Inc.
6.250% due 05/01/2036		6,000	6,985
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand
4.125% due 11/09/2022		46,000	47,601
Bank of America Corp.
5.700% due 01/24/2022		14,000	16,104
Barclays Bank PLC
7.625% due 11/21/2022		5,000	5,384
7.750% due 04/10/2023		2,600	2,733
10.000% due 05/21/2021	GBP	17,200	31,034
10.179% due 06/12/2021		$12,280	15,626
14.000% due 06/15/2019 (d)	GBP	3,500	6,366
Blackstone CQP Holdco LP
9.296% due 03/19/2019		$68,548	69,319
BPCE S.A.
4.500% due 03/15/2025		5,300	5,259
4.625% due 07/11/2024		14,300	14,027
CIT Group, Inc.
4.250% due 08/15/2017		7,000	7,141
5.000% due 05/15/2017		100	102
Corp. Financiera de Desarrollo S.A.
4.750% due 02/08/2022		7,000	7,367
Credit Suisse AG
6.500% due 08/08/2023		14,100	15,226
General Motors Financial Co., Inc.
4.250% due 05/15/2023		10,930	11,012
Hospitality Properties Trust
5.000% due 08/15/2022		8,500	8,849
HSBC Finance Corp.
6.676% due 01/15/2021		15,900	18,292
Intesa Sanpaolo SpA
6.500% due 02/24/2021		2,300	2,627
Itau Unibanco Holding S.A.
5.650% due 03/19/2022		7,900	7,860
KGH Intermediate Holdco LLC
8.500% due 08/08/2019 (e)		17,036	14,519
Ohio National Financial Services, Inc.
6.375% due 04/30/2020		1,500	1,690
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		10,000	10,983
Qatari Diar Finance Co.
5.000% due 07/21/2020		2,000	2,214
Rabobank Group
8.400% due 06/29/2017 (d)		11,700	12,371
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		4,950	5,074

			364,332

INDUSTRIALS 9.3%
Aviation Capital Group Corp.
6.750% due 04/06/2021		9,800	11,037
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		11,250	11,120
CNH Industrial Finance Europe S.A.
6.250% due 03/09/2018	EUR	1,000	1,238
CVS Pass-Through Trust
7.507% due 01/10/2032		$6,868	8,285
Domtar Corp.
6.750% due 02/15/2044		700	715
Florida Gas Transmission Co. LLC
7.900% due 05/15/2019		5,000	5,601
Georgia-Pacific LLC
8.000% due 01/15/2024		4,200	5,425
Gerdau Trade, Inc.
5.750% due 01/30/2021		2,000	1,795
HCA, Inc.
5.875% due 03/15/2022		5,000	5,425
6.500% due 02/15/2020		10,300	11,330

Kinder Morgan Energy Partners LP
5.300% due 09/15/2020		10,500	10,954
6.850% due 02/15/2020		5,000	5,470
Petroleum Co. of Trinidad & Tobago Ltd.
9.750% due 08/14/2019		6,865	7,122
Reynolds Group Issuer, Inc.
7.125% due 04/15/2019		3,870	3,940
7.875% due 08/15/2019		1,900	1,969
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		3,800	3,672
Southwestern Energy Co.
4.100% due 03/15/2022		12,300	8,241
Telenet Finance Luxembourg S.C.A.
6.750% due 08/15/2024	EUR	6,000	7,531
Wind Acquisition Finance S.A.
4.000% due 07/15/2020		28,200	31,888

			142,758

UTILITIES 6.2%
BG Energy Capital PLC
6.500% due 11/30/2072	GBP	2,000	3,025
6.500% due 11/30/2072		$4,000	4,208
Gazprom OAO Via Gaz Capital S.A.
5.999% due 01/23/2021		200	207
6.212% due 11/22/2016		4,750	4,866
8.146% due 04/11/2018		15,500	16,833
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		157	51
Petrobras Global Finance BV
5.375% due 01/27/2021		3,800	3,129
6.250% due 03/17/2024		47,600	38,185
Petroleos Mexicanos
5.500% due 02/24/2025	EUR	13,000	15,659
6.625% due 06/15/2035		$9,200	8,878

			95,041

Total Corporate Bonds & Notes (Cost $631,094)			602,131

MUNICIPAL BONDS & NOTES 23.5%
CALIFORNIA 12.6%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044		11,000	15,413
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.918% due 04/01/2040		1,300	1,844
7.043% due 04/01/2050		14,000	20,746
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049		15,000	18,786
California State General Obligation Bonds, (BABs), Series 2010
7.700% due 11/01/2030		12,000	14,803
7.950% due 03/01/2036		21,850	26,529
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040		7,200	9,741
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
4.530% due 06/01/2022		1,850	2,106
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033		1,800	2,456
7.618% due 08/01/2040		12,300	18,032
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.166% due 07/01/2040		5,295	6,044
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027		6,500	8,158
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039		1,000	1,418
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043		204	269
Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010
7.168% due 07/01/2040		3,500	4,608
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045		3,500	4,120
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043		6,500	9,038
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.398% due 05/15/2031		5,100	6,461
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035		1,550	1,795
7.021% due 08/01/2040		3,250	3,780
San Diego County, California Regional Airport Authority Revenue Bonds, (BABs), Series 2010
6.628% due 07/01/2040		2,300	2,638
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040		2,400	2,722
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
5.500% due 11/01/2025		6,400	7,679

University of California Revenue Bonds, (BABs), Series 2010
6.296% due 05/15/2050	3,350	4,010

		193,196

ILLINOIS 1.0%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	10,100	11,227
Chicago, Illinois Waterworks Revenue Bonds, Series 2010
6.642% due 11/01/2029	900	1,048
Illinois State Toll Highway Authority Revenue Bonds, (BABs), Series 2009
6.184% due 01/01/2034	2,200	2,872

		15,147

MASSACHUSETTS 0.1%
University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009
6.423% due 05/01/2029	750	839

MICHIGAN 0.1%
Michigan State University Revenue Bonds, (BABs), Series 2010
6.173% due 02/15/2050	1,250	1,497

NEW JERSEY 0.1%
New Jersey Economic Development Authority Revenue Bonds, (BABs), Series 2010
6.425% due 12/15/2035	1,335	1,451

NEW YORK 5.5%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
5.871% due 11/15/2039	3,500	4,269
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040	12,000	16,762
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
4.325% due 11/01/2021	6,730	7,517
4.525% due 11/01/2022	14,400	16,194
5.932% due 11/01/2036	13,900	15,855
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.267% due 05/01/2027	5,000	5,949
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
6.124% due 06/15/2042	3,000	3,387
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.500% due 03/15/2030	400	492
New York State Dormitory Authority Revenue Bonds, Series 2010
5.051% due 09/15/2027	4,000	4,721
Port Authority of New York & New Jersey Revenue Bonds, Series 2009
5.859% due 12/01/2024	2,500	3,168
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040	5,200	6,241

		84,555

OHIO 1.1%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	10,100	15,368
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.734% due 02/15/2033	900	1,238

		16,606

PENNSYLVANIA 0.7%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	600	704
State Public School Building Authority, Pennsylvania Revenue Bonds, Series 2011
5.426% due 09/15/2026	8,500	9,712

		10,416

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037	100	134

WASHINGTON 0.6%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	6,800	8,795

WEST VIRGINIA 1.7%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	29,900	26,830

Total Municipal Bonds & Notes (Cost $308,542)		359,466

U.S. GOVERNMENT AGENCIES 49.3%
Fannie Mae
0.633% due 10/27/2037	3,897	3,880
0.883% due 08/25/2021	9	9
2.267% due 05/01/2028	65	68
2.282% due 10/01/2032	21	22
2.345% due 09/01/2027	49	50
2.350% due 11/01/2032	13	14
2.376% due 05/01/2033	102	108
2.454% due 06/01/2020	8	8
2.465% due 09/01/2032	9	10
2.472% due 12/01/2034	84	88
2.476% due 01/01/2033	55	58
2.500% due 05/01/2017	4	5
2.675% due 10/01/2034	134	134
2.758% due 01/01/2018	7	7
2.774% due 05/01/2018	10	10
3.000% due 01/01/2046	399	409
3.457% due 03/25/2041	17	18
3.786% due 05/25/2042	15	16
4.000% due 11/25/2019	208	212
6.000% due 08/01/2022 - 12/01/2023	111	119
6.500% due 01/01/2025 - 12/01/2028	50	57
7.000% due 11/01/2038	84	97
7.010% due 08/01/2022	37	38
11.000% due 07/15/2020	12	12
Fannie Mae, TBA
3.000% due 05/01/2031 - 05/01/2046	258,600	266,362
3.500% due 05/01/2031 - 04/01/2046	48,000	50,361
4.000% due 04/01/2046 - 06/01/2046	235,000	250,927
4.500% due 04/01/2046 - 06/01/2046	129,000	140,225
5.000% due 04/01/2046	33,000	36,519
Freddie Mac
0.886% due 08/15/2029 - 12/15/2031	51	51
0.936% due 09/15/2030	6	6
0.986% due 03/15/2032	8	8
1.086% due 03/15/2020 - 02/15/2024	232	238
1.586% due 09/15/2022	28	28
1.786% due 08/15/2023	8	8
2.165% due 08/01/2032	70	70
2.375% due 08/01/2029	14	15
2.459% due 04/01/2032	58	60
2.500% due 10/01/2032	69	73
2.521% due 02/01/2029	83	88
2.625% due 01/01/2032	86	88
2.641% due 02/01/2033	57	60
2.643% due 07/01/2032	7	8
2.658% due 08/01/2032	12	12
2.723% due 01/01/2033	3	3
2.750% due 10/01/2032	58	59
4.500% due 05/15/2018	5	5
6.000% due 08/15/2016 - 12/15/2028	348	398
6.500% due 08/15/2016 - 12/15/2023	8	8
7.000% due 04/01/2029 - 06/01/2030	19	21
7.500% due 08/15/2030	54	62
Ginnie Mae
0.782% due 06/20/2032	14	14
1.750% due 03/20/2017 - 06/20/2032	401	412
1.875% due 08/20/2017 - 07/20/2029	72	75
2.000% due 05/20/2018 - 10/20/2027	176	182
2.250% due 06/20/2022	26	26
2.500% due 05/20/2018 - 09/20/2021	12	12
3.000% due 04/20/2019 - 08/20/2025	56	57
6.500% due 05/15/2023 - 12/15/2023	1	2
NCUA Guaranteed Notes
0.888% due 10/07/2020	2,287	2,287
Vendee Mortgage Trust
6.500% due 09/15/2024	557	625

Total U.S. Government Agencies (Cost $751,773)		754,904

U.S. TREASURY OBLIGATIONS 36.6%
U.S. Treasury Bonds
2.500% due 02/15/2045 (g)	176,750	172,421
2.750% due 08/15/2042 (g)	68,400	70,679
2.750% due 11/15/2042 (g)	9,200	9,490
2.875% due 08/15/2045 (g)	84,400	88,808
3.000% due 05/15/2042 (g)(i)	58,900	63,999
3.125% due 02/15/2042	5,900	6,566
3.125% due 02/15/2043 (g)(i)	3,400	3,768
4.375% due 05/15/2040 (g)(i)	17,950	24,167
4.625% due 02/15/2040 (i)	8,100	11,287
6.125% due 11/15/2027 (i)	9,500	13,702
6.250% due 05/15/2030 (g)	15,400	23,506

U.S. Treasury Notes
2.000% due 02/15/2025 (i)(k)	17,700	18,090
2.000% due 08/15/2025 (g)	53,000	54,046

Total U.S. Treasury Obligations (Cost $543,495)		560,529

NON-AGENCY MORTGAGE-BACKED SECURITIES 14.8%
Adjustable Rate Mortgage Trust
2.681% due 01/25/2036 ^	128	112
2.810% due 11/25/2035 ^	298	252
2.844% due 11/25/2035 ^	503	451
2.992% due 02/25/2036	251	211
American Home Mortgage Assets Trust
0.623% due 09/25/2046 ^	1,047	718
0.643% due 10/25/2046	828	521
1.271% due 11/25/2046	743	356
American Home Mortgage Investment Trust
1.013% due 02/25/2045	131	128
Banc of America Alternative Loan Trust
6.000% due 07/25/2046 ^	273	222
15.987% due 09/25/2035 ^	248	321
Banc of America Funding Ltd.
0.701% due 10/03/2039	1,505	1,475
Banc of America Funding Trust
0.622% due 10/20/2036	265	205
0.643% due 04/25/2037 ^	217	143
0.732% due 05/20/2047	133	108
0.833% due 05/25/2037 ^	186	135
2.815% due 02/20/2036	838	821
3.004% due 09/20/2047 ^	378	278
3.053% due 04/20/2035 ^	288	209
4.767% due 09/20/2046 ^	210	171
5.500% due 03/25/2036 ^	44	41
Banc of America Mortgage Trust
2.788% due 07/25/2035 ^	64	59
2.907% due 02/25/2033	1	1
5.500% due 09/25/2035 ^	929	885
5.500% due 05/25/2037 ^	259	190
BCAP LLC Trust
0.583% due 05/25/2047 ^	153	115
0.596% due 03/26/2037	80	79
0.632% due 07/26/2036	343	325
0.646% due 05/26/2047	246	237
0.653% due 05/25/2047 ^	986	747
0.684% due 07/26/2035	49	49
0.936% due 05/26/2035	115	108
0.956% due 11/26/2035	187	182
1.083% due 09/25/2047	235	199
1.162% due 11/26/2046	337	323
1.176% due 01/26/2036	77	77
1.904% due 10/26/2035	180	179
2.568% due 01/26/2034	86	85
2.742% due 07/26/2036	500	448
2.764% due 02/26/2035	169	166
2.841% due 06/26/2035	325	323
2.964% due 07/26/2036	270	268
2.966% due 03/26/2037	296	237
4.000% due 02/26/2037	332	330
4.425% due 07/26/2036	74	60
4.496% due 03/27/2037	449	302
5.240% due 07/26/2036	718	718
9.401% due 10/26/2036	415	386
BCRR Trust
5.794% due 08/17/2045	3,908	3,996
Bear Stearns Adjustable Rate Mortgage Trust
2.460% due 08/25/2035	4,652	4,643
2.660% due 10/25/2035	1,335	1,289
2.660% due 02/25/2036 ^	248	208
2.680% due 06/25/2035 ^	63	56
2.727% due 12/25/2046 ^	1,987	1,713
2.772% due 08/25/2035	130	114
2.844% due 11/25/2034	163	157
2.862% due 10/25/2035	230	228
2.880% due 01/25/2034	128	127
2.889% due 01/25/2035	34	31
2.911% due 02/25/2034	128	126
2.920% due 05/25/2034	67	66
2.924% due 03/25/2035	1,884	1,898
3.004% due 05/25/2047 ^	518	466
3.237% due 03/25/2035	114	110
Bear Stearns ALT-A Trust
0.873% due 04/25/2036	265	209
2.647% due 02/25/2036 ^	64	50
2.691% due 06/25/2034	4,510	4,248
2.708% due 08/25/2036 ^	401	252

2.731% due 02/25/2036 ^	635	443
3.006% due 05/25/2035	114	109
3.591% due 05/25/2036 ^	872	600
4.397% due 11/25/2036 ^	197	139
5.000% due 07/25/2035 ^	972	774
Bear Stearns Asset-Backed Securities Trust
22.070% due 03/25/2036 ^	240	312
Bear Stearns Mortgage Funding Trust
0.623% due 01/25/2037	170	131
Bear Stearns Mortgage Securities, Inc.
6.316% due 03/25/2031	9	9
Bear Stearns Structured Products, Inc. Trust
2.775% due 01/26/2036	1,517	1,170
Chase Mortgage Finance Trust
2.624% due 03/25/2037 ^	178	166
4.833% due 03/25/2037 ^	98	91
5.433% due 09/25/2036 ^	3,177	2,781
6.000% due 05/25/2037	197	166
ChaseFlex Trust
0.733% due 07/25/2037	345	256
4.409% due 08/25/2037 ^	65	54
5.000% due 07/25/2037 ^	195	174
Citigroup Commercial Mortgage Trust
5.322% due 12/17/2049	6,678	6,786
5.858% due 07/17/2040	10,481	10,526
Citigroup Mortgage Loan Trust, Inc.
0.606% due 10/25/2046	6	6
2.410% due 09/25/2037	200	193
2.554% due 10/25/2046	403	318
2.730% due 10/25/2035	363	358
2.740% due 11/25/2035	257	245
2.744% due 08/25/2035	74	73
2.747% due 12/25/2035 ^	198	152
2.785% due 08/25/2035	2,734	2,671
2.932% due 09/25/2037 ^	1,179	1,067
2.966% due 03/25/2037 ^	203	165
5.500% due 12/25/2035	261	211
6.272% due 11/25/2037	180	156
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048	503	504
CitiMortgage Alternative Loan Trust
6.500% due 06/25/2037 ^	269	240
Community Program Loan Trust
4.500% due 04/01/2029	332	331
Countrywide Alternative Loan Resecuritization Trust
2.839% due 03/25/2047	290	272
6.000% due 08/25/2037 ^	221	173
Countrywide Alternative Loan Trust
0.573% due 08/25/2037	1,318	1,096
0.593% due 12/25/2046 ^	245	261
0.603% due 11/25/2036	1,761	1,734
0.603% due 01/25/2037 ^	349	339
0.612% due 02/20/2047 ^	2,436	1,818
0.613% due 11/25/2036	215	214
0.613% due 05/25/2047	2,235	1,765
0.623% due 07/25/2046 ^	210	196
0.623% due 09/25/2046 ^	820	719
0.623% due 10/25/2046	365	353
0.642% due 07/20/2046 ^	80	55
0.653% due 05/25/2035	3,576	3,032
0.683% due 06/25/2035	248	222
0.693% due 07/25/2035	254	201
0.703% due 05/25/2036 ^	23	24
0.743% due 08/25/2035 ^	338	270
0.743% due 10/25/2035	240	192
0.933% due 05/25/2035 ^	5,693	4,586
0.953% due 12/25/2035	1,839	1,583
1.216% due 09/25/2034	92	90
1.351% due 02/25/2036	782	683
2.466% due 05/25/2036	115	92
2.607% due 08/25/2035	406	347
2.753% due 11/25/2035 ^	191	155
4.349% due 06/25/2047	327	287
5.500% due 11/25/2035	190	149
5.500% due 02/25/2036 ^	141	126
5.750% due 03/25/2037 ^	248	219
5.750% due 04/25/2047 ^	225	196
6.000% due 12/25/2034	149	147
6.000% due 03/25/2036 ^	364	317
6.000% due 08/25/2036 ^	555	516
6.000% due 02/25/2037 ^	785	601
6.000% due 04/25/2037	149	129
6.000% due 05/25/2037 ^	680	553
6.000% due 08/25/2037 ^	721	567
6.250% due 11/25/2036 ^	163	152
6.500% due 12/25/2036 ^	111	87

6.500% due 08/25/2037 ^	525	355
18.609% due 07/25/2035	88	124
Countrywide Home Loan Mortgage Pass-Through Trust
0.663% due 05/25/2035	151	127
0.733% due 04/25/2046 ^	78	53
0.773% due 03/25/2036	737	377
0.973% due 02/25/2035	32	30
1.053% due 03/25/2035	666	568
1.073% due 03/25/2035	986	827
1.173% due 02/25/2035	685	569
1.213% due 02/25/2035	581	449
2.390% due 04/25/2035 ^	227	73
2.514% due 05/20/2036	124	114
2.592% due 02/20/2036 ^	83	77
2.649% due 02/20/2036	615	525
2.664% due 11/25/2034	182	172
2.727% due 05/20/2036 ^	281	254
2.732% due 08/25/2034 ^	132	121
2.736% due 11/25/2037	465	414
2.777% due 01/25/2036 ^	225	212
2.937% due 10/20/2035	163	148
5.500% due 07/25/2037 ^	662	560
5.750% due 12/25/2035 ^	225	210
6.000% due 02/25/2037 ^	724	672
6.000% due 03/25/2037 ^	249	233
6.000% due 07/25/2037	387	330
6.500% due 11/25/2036 ^	1,594	1,419
Countrywide Home Loan Reperforming REMIC Trust
6.000% due 03/25/2035 ^	168	165
Credit Suisse Commercial Mortgage Trust
0.676% due 05/27/2037	100	88
Credit Suisse First Boston Mortgage Securities Corp.
1.055% due 03/25/2032	8	7
1.583% due 09/25/2034 ^	160	138
Credit Suisse Mortgage Capital Certificates
0.766% due 12/27/2035	250	227
2.636% due 04/26/2038	1,900	1,856
2.707% due 09/27/2036	151	150
2.912% due 04/28/2037	541	391
3.066% due 08/28/2036	147	144
Deutsche ALT-A Securities, Inc.
0.593% due 01/25/2047	163	131
0.623% due 08/25/2047	698	554
0.733% due 04/25/2037	603	308
Deutsche Mortgage & Asset Receiving Corp.
0.662% due 11/27/2036	500	416
Downey Savings & Loan Association Mortgage Loan Trust
0.752% due 07/19/2045 ^	66	8
First Horizon Alternative Mortgage Securities Trust
2.362% due 01/25/2036 ^	590	463
2.561% due 04/25/2036 ^	338	283
First Horizon Mortgage Pass-Through Trust
2.613% due 11/25/2037 ^	133	118
6.250% due 11/25/2036	878	843
GMAC Mortgage Corp. Loan Trust
3.248% due 11/19/2035	253	233
GreenPoint Mortgage Funding Trust
0.633% due 12/25/2046 ^	356	225
GSC Capital Corp. Mortgage Trust
0.613% due 05/25/2036 ^	271	209
GSR Mortgage Loan Trust
2.799% due 09/25/2034	180	170
2.838% due 09/25/2035	603	605
2.963% due 04/25/2035	113	108
2.974% due 11/25/2035	239	214
2.992% due 04/25/2035	88	87
HarborView Mortgage Loan Trust
0.622% due 01/19/2038	69	56
0.652% due 05/19/2035	4,677	3,857
0.682% due 01/19/2036	206	140
0.682% due 01/19/2038 ^	124	45
0.682% due 09/19/2046 ^	11	0
1.112% due 01/19/2035	81	65
1.355% due 07/19/2045	84	77
2.790% due 12/19/2035 ^	247	185
2.944% due 12/19/2035 ^	175	153
HomeBanc Mortgage Trust
0.613% due 12/25/2036	197	173
Impac Secured Assets Trust
0.583% due 11/25/2036	1,836	1,393
0.603% due 01/25/2037	398	341
IndyMac Mortgage Loan Trust
0.613% due 07/25/2047	590	387
0.623% due 09/25/2046	212	174
0.713% due 03/25/2035	483	421
0.733% due 11/25/2035 ^	312	185

2.334% due 06/25/2037 ^	174	131
2.709% due 08/25/2035	1,625	1,318
2.786% due 09/25/2035 ^	171	145
2.809% due 06/25/2035 ^	147	127
2.826% due 11/25/2035 ^	251	203
3.025% due 10/25/2035	1,446	1,190
3.911% due 06/25/2036	2,492	2,266
4.614% due 08/25/2036	4,186	3,958
JPMorgan Alternative Loan Trust
0.939% due 06/27/2037	6,675	5,392
3.222% due 12/25/2036	81	75
JPMorgan Chase Commercial Mortgage Securities Trust
5.440% due 06/12/2047	1,248	1,271
JPMorgan Mortgage Trust
2.553% due 11/25/2035	152	141
2.621% due 11/25/2035	149	141
2.677% due 01/25/2037 ^	45	41
2.737% due 04/25/2035	72	71
2.788% due 07/25/2035	669	663
2.793% due 09/25/2034	420	415
2.824% due 07/25/2035	879	890
2.857% due 04/25/2035	77	78
4.633% due 06/25/2037 ^	343	307
6.000% due 01/25/2036 ^	213	172
JPMorgan Resecuritization Trust
2.529% due 05/27/2037	6,994	6,769
2.739% due 08/27/2037	106	106
Lavender Trust
6.250% due 10/26/2036	313	263
Lehman Mortgage Trust
5.434% due 01/25/2036 ^	326	304
5.591% due 12/25/2035	383	286
6.000% due 07/25/2036 ^	131	98
Lehman XS Trust
0.583% due 07/25/2047 ^	71	69
0.633% due 08/25/2046 ^	127	96
0.663% due 04/25/2046 ^	107	82
0.673% due 11/25/2046 ^	94	24
Luminent Mortgage Trust
0.597% due 12/25/2036	1,164	928
0.633% due 10/25/2046	373	317
MASTR Adjustable Rate Mortgages Trust
0.673% due 05/25/2037	188	117
MASTR Reperforming Loan Trust
7.000% due 05/25/2035	1,508	1,503
8.000% due 07/25/2035	1,332	1,398
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.610% due 10/20/2029	75	74
Merrill Lynch Alternative Note Asset Trust
0.613% due 04/25/2037	918	852
0.733% due 03/25/2037	1,188	542
6.000% due 05/25/2037 ^	278	239
Merrill Lynch Mortgage Investors Trust
0.893% due 04/25/2029	99	93
1.093% due 09/25/2029	92	91
1.093% due 11/25/2029	108	105
1.828% due 07/25/2029	103	99
1.904% due 10/25/2035	477	462
2.279% due 02/25/2036	80	79
2.788% due 11/25/2035	199	193
Morgan Stanley Dean Witter Capital, Inc. Trust
1.863% due 03/25/2033	134	115
Morgan Stanley Mortgage Loan Trust
0.713% due 11/25/2035	141	136
0.753% due 01/25/2035	81	75
2.347% due 06/25/2036	238	230
6.000% due 10/25/2037 ^	123	101
Morgan Stanley Re-REMIC Trust
0.830% due 02/26/2037	378	257
0.850% due 03/26/2037	203	139
5.500% due 08/26/2047	85	86
Morgan Stanley Resecuritization Trust
0.746% due 01/26/2051	499	474
NAAC Reperforming Loan REMIC Trust
7.500% due 03/25/2034 ^	698	676
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.785% due 02/25/2036 ^	1,139	933
RBSSP Resecuritization Trust
0.686% due 02/26/2037	2,147	2,015
0.756% due 03/26/2037	5,057	4,951
2.478% due 10/26/2035	8,231	8,298
Residential Accredit Loans, Inc. Trust
0.603% due 12/25/2036	627	481
0.633% due 05/25/2047	235	184
0.643% due 06/25/2037	202	143
0.683% due 08/25/2037	634	492

0.733% due 01/25/2035	157	149
0.733% due 08/25/2035	259	197
0.833% due 10/25/2045	214	151
3.270% due 02/25/2035 ^	591	474
4.262% due 02/25/2036 ^	194	142
8.000% due 04/25/2036 ^	257	251
Residential Asset Securitization Trust
6.000% due 06/25/2036	267	184
6.000% due 11/25/2036 ^	173	115
6.000% due 03/25/2037 ^	163	112
6.250% due 11/25/2036	118	81
6.500% due 04/25/2037 ^	1,418	859
Residential Funding Mortgage Securities, Inc. Trust
3.792% due 03/25/2035 ^	1,755	1,427
6.000% due 09/25/2036 ^	420	383
Structured Adjustable Rate Mortgage Loan Trust
0.753% due 10/25/2035	2,459	2,014
1.168% due 06/25/2034	744	692
1.777% due 05/25/2035 ^	799	559
2.391% due 12/25/2035 ^	113	110
2.709% due 10/25/2034	103	104
2.722% due 02/25/2036 ^	496	396
2.741% due 06/25/2036 ^	92	79
2.781% due 10/25/2036 ^	266	194
2.804% due 09/25/2036 ^	5,914	3,804
4.199% due 07/25/2037 ^	10	8
Structured Asset Mortgage Investments Trust
0.563% due 03/25/2037	287	214
0.613% due 09/25/2047	129	103
0.623% due 06/25/2036	14,705	12,122
0.623% due 07/25/2046 ^	916	715
0.623% due 09/25/2047	1,397	1,049
0.633% due 05/25/2036	1,399	1,030
0.643% due 09/25/2047 ^	2,515	1,724
0.653% due 05/25/2046	1,240	671
0.693% due 05/25/2046 ^	82	31
1.132% due 03/19/2034	630	583
1.132% due 02/19/2035	278	266
1.170% due 12/19/2033	678	651
1.765% due 02/25/2036 ^	997	836
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.195% due 05/25/2032	1	1
2.374% due 01/25/2032	4	4
2.569% due 02/25/2034	146	140
2.688% due 02/25/2032	2	2
2.852% due 08/25/2032	84	83
Structured Asset Securities Corp. Trust
0.783% due 02/25/2035	64	60
Suntrust Adjustable Rate Mortgage Loan Trust
6.009% due 02/25/2037 ^	691	581
Thornburg Mortgage Securities Trust
1.073% due 09/25/2043	524	506
1.173% due 09/25/2044	78	72
2.410% due 09/25/2037	177	171
Wachovia Mortgage Loan Trust LLC
2.719% due 10/20/2035	130	123
WaMu Mortgage Pass-Through Certificates Trust
0.703% due 12/25/2045	14	13
0.823% due 10/25/2044	1,857	1,787
0.843% due 11/25/2045	370	325
1.073% due 01/25/2045	426	399
1.101% due 06/25/2047 ^	206	70
1.132% due 07/25/2047	1,082	866
1.173% due 11/25/2034	371	332
1.413% due 11/25/2034	1,023	893
1.551% due 11/25/2042	43	40
2.155% due 11/25/2046	381	339
2.344% due 08/25/2036 ^	213	183
2.350% due 12/25/2036 ^	2,412	2,091
2.475% due 08/25/2033	624	636
3.754% due 12/25/2036 ^	254	223
Washington Mutual Mortgage Pass-Through Certificates Trust
0.883% due 05/25/2035 ^	732	581
1.051% due 04/25/2047	650	470
1.121% due 04/25/2047	950	676
4.495% due 09/25/2036 ^	201	104
Wells Fargo Alternative Loan Trust
2.799% due 07/25/2037 ^	129	109
Wells Fargo Mortgage-Backed Securities Trust
0.933% due 07/25/2037 ^	229	199
2.735% due 10/25/2036 ^	138	131
2.739% due 05/25/2035	72	72
2.743% due 10/25/2036 ^	1,299	1,207
2.747% due 08/25/2034	257	258
2.771% due 06/25/2035	4,437	4,385
2.834% due 07/25/2036 ^	2,874	2,751

2.837% due 03/25/2036	1,518	1,500
2.847% due 01/25/2035	783	781
2.867% due 03/25/2035	2,462	2,458
3.034% due 03/25/2036 ^	217	212
6.000% due 06/25/2037 ^	272	270

Total Non-Agency Mortgage-Backed Securities (Cost $223,917)		227,198

ASSET-BACKED SECURITIES 12.3%
Aames Mortgage Investment Trust
1.216% due 10/25/2035	200	161
1.633% due 06/25/2035	700	593
Accredited Mortgage Loan Trust
0.563% due 02/25/2037	2,761	2,640
0.693% due 09/25/2036	1,100	926
0.920% due 09/25/2035	200	165
ACE Securities Corp. Home Equity Loan Trust
0.543% due 12/25/2036	386	149
0.573% due 07/25/2036	439	305
0.588% due 08/25/2036	940	769
0.593% due 05/25/2036	107	96
0.733% due 02/25/2036	200	178
0.903% due 10/25/2035	1,800	1,538
1.053% due 02/25/2036 ^	194	159
1.093% due 11/25/2035	200	169
1.333% due 12/25/2034	190	170
1.408% due 06/25/2034	201	193
1.408% due 07/25/2035	100	83
Aegis Asset-Backed Securities Trust
0.863% due 12/25/2035	200	140
0.913% due 06/25/2035	200	142
1.136% due 03/25/2035	300	238
1.433% due 03/25/2035 ^	176	160
Ameriquest Mortgage Securities Trust
0.823% due 03/25/2036	400	347
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.883% due 07/25/2035	800	723
0.883% due 01/25/2036	300	280
0.903% due 11/25/2035	200	163
0.956% due 09/25/2035	10,000	8,155
1.033% due 08/25/2035	651	645
1.041% due 11/25/2034	33	33
1.543% due 03/25/2035	200	157
Amortizing Residential Collateral Trust
1.013% due 07/25/2032	73	68
1.433% due 10/25/2034	300	288
Argent Securities Trust
0.583% due 09/25/2036	1,014	359
0.623% due 03/25/2036	398	191
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.663% due 01/25/2036	133	98
Asset-Backed Funding Certificates Trust
0.543% due 01/25/2037	604	351
0.593% due 01/25/2037	381	224
0.653% due 01/25/2037	229	136
1.053% due 04/25/2034	666	657
1.108% due 06/25/2035	420	403
1.433% due 06/25/2037	304	220
Asset-Backed Securities Corp. Home Equity Loan Trust
0.883% due 11/25/2035	300	270
1.333% due 06/25/2035	200	169
1.633% due 06/25/2034	200	166
3.427% due 08/15/2033	47	43
Basic Asset-Backed Securities Trust
0.743% due 04/25/2036	200	179
Bayview Financial Asset Trust
0.833% due 12/25/2039	356	346
Bear Stearns Asset-Backed Securities Trust
0.543% due 04/25/2031	163	163
0.583% due 06/25/2036	318	304
0.603% due 05/25/2036 ^	334	317
0.613% due 06/25/2047	117	113
0.623% due 05/25/2037	307	291
0.633% due 12/25/2036	479	434
0.703% due 06/25/2036	200	171
0.833% due 09/25/2046	312	263
0.863% due 12/25/2035	500	455
0.883% due 08/25/2036	400	341
0.933% due 12/25/2035	300	273
0.983% due 06/25/2036	300	259
1.133% due 11/25/2035 ^	250	210
1.393% due 04/25/2035	148	138
1.613% due 06/25/2043	1,842	1,757
1.683% due 08/25/2037	193	175
2.177% due 10/25/2036	77	53

Carrington Mortgage Loan Trust
0.653% due 01/25/2037	1,200	682
0.693% due 02/25/2037	1,400	965
1.483% due 05/25/2035	300	221
Cendant Mortgage Corp.
6.000% due 07/25/2043	28	28
Citigroup Mortgage Loan Trust Asset Backed Pass-Through Certificates
1.363% due 05/25/2035	200	155
Citigroup Mortgage Loan Trust, Inc.
0.573% due 12/25/2036	1,200	1,083
0.573% due 05/25/2037	53	53
0.603% due 05/25/2037	800	728
0.693% due 01/25/2037	300	238
0.836% due 11/25/2046	408	344
0.843% due 10/25/2035	1,700	1,561
0.886% due 11/25/2045	300	271
1.053% due 12/25/2035	809	761
1.123% due 09/25/2035	231	231
1.153% due 09/25/2035 ^	300	284
1.168% due 09/25/2035 ^	500	403
6.351% due 05/25/2036 ^	227	144
Conseco Financial Corp.
6.810% due 12/01/2028	1,034	1,099
6.870% due 04/01/2030	426	460
7.060% due 02/01/2031	887	917
7.550% due 01/15/2029	45	46
Countrywide Asset-Backed Certificates
0.573% due 02/25/2037	149	146
0.573% due 07/25/2037 ^	7,735	6,808
0.583% due 07/25/2036	585	557
0.583% due 05/25/2037	1,274	1,185
0.586% due 01/25/2037	203	195
0.593% due 01/25/2034	199	186
0.593% due 05/25/2036	1,172	1,217
0.593% due 03/25/2037	430	403
0.603% due 03/25/2037	620	640
0.603% due 05/25/2037	569	532
0.603% due 06/25/2047	687	650
0.613% due 06/25/2047	957	874
0.623% due 06/25/2047	505	463
0.653% due 09/25/2037 ^	366	321
0.653% due 09/25/2047	3,171	2,593
0.663% due 10/25/2047	842	740
0.673% due 12/25/2031 ^	703	511
0.683% due 01/25/2046	200	131
0.683% due 06/25/2047	243	155
0.736% due 07/25/2036	500	455
0.783% due 04/25/2036	100	89
0.833% due 06/25/2036	300	214
0.886% due 03/25/2036	100	72
0.886% due 03/25/2047 ^	169	123
0.923% due 02/25/2036	200	162
0.953% due 12/25/2035	577	571
1.093% due 12/25/2035	300	263
1.203% due 11/25/2035	215	208
1.408% due 02/25/2034	100	92
1.483% due 08/25/2035	100	89
1.933% due 02/25/2035	300	260
5.352% due 04/25/2047 ^	220	247
Countrywide Asset-Backed Certificates Trust
0.583% due 03/25/2047	398	353
0.896% due 05/25/2036	600	506
0.933% due 08/25/2047	27	27
0.966% due 02/25/2036	200	171
1.056% due 08/25/2035	200	192
1.153% due 07/25/2034	246	228
1.166% due 07/25/2035	400	339
1.233% due 08/25/2047	1,300	1,109
1.333% due 10/25/2034	175	166
1.336% due 04/25/2035	200	163
Credit-Based Asset Servicing and Securitization LLC
0.553% due 07/25/2037	18	11
0.653% due 07/25/2037	385	231
1.003% due 07/25/2036	300	279
1.378% due 04/25/2036	80	66
3.889% due 07/25/2035 ^	49	49
Delta Funding Home Equity Loan Trust
1.067% due 08/15/2030	77	66
EMC Mortgage Loan Trust
1.176% due 05/25/2040	15	13
First Franklin Mortgage Loan Trust
0.573% due 12/25/2036	383	227
0.583% due 07/25/2036	129	123
0.593% due 04/25/2036	366	301
0.673% due 04/25/2036	400	246
0.673% due 08/25/2036	400	273

0.793% due 10/25/2035	215	200
0.793% due 11/25/2035	200	140
0.923% due 09/25/2035	230	225
0.943% due 09/25/2035	228	227
1.108% due 06/25/2036	319	307
1.243% due 04/25/2035	832	785
1.303% due 09/25/2034	501	464
1.378% due 03/25/2035	100	82
1.633% due 01/25/2035	122	100
1.858% due 10/25/2034	948	784
First NLC Trust
0.503% due 08/25/2037	72	34
0.896% due 05/25/2035	1,184	981
First Plus Home Loan Owners Trust
7.320% due 11/10/2023 ^	6	5
Fremont Home Loan Trust
0.583% due 01/25/2037	321	156
0.593% due 08/25/2036	251	93
0.603% due 02/25/2036	78	66
0.603% due 02/25/2037	1,116	593
0.703% due 02/25/2036	300	199
0.703% due 04/25/2036	3,000	1,611
0.923% due 07/25/2035	100	87
1.223% due 12/25/2029	14	12
GE-WMC Asset-Backed Pass-Through Certificates
0.683% due 12/25/2035	3,669	3,336
GSAA Home Equity Trust
0.553% due 04/25/2047	385	315
GSAMP Trust
0.523% due 01/25/2037	3,829	2,187
0.553% due 12/25/2036	1,216	626
0.583% due 06/25/2036	450	421
0.583% due 09/25/2036	414	182
0.583% due 12/25/2046	791	430
0.593% due 05/25/2046	57	50
0.633% due 11/25/2036	237	126
0.663% due 12/25/2046	237	131
0.673% due 12/25/2035	200	187
0.673% due 06/25/2036	369	213
0.703% due 04/25/2036	400	231
2.083% due 10/25/2034	109	101
Home Equity Asset Trust
1.528% due 05/25/2035	200	173
Home Equity Loan Trust
0.663% due 04/25/2037	800	454
0.773% due 04/25/2037	500	267
HSI Asset Securitization Corp. Trust
0.000% due 03/25/2036 (a)(c)	2,080	2,058
0.543% due 12/25/2036	289	113
0.603% due 12/25/2036	1,317	512
0.653% due 12/25/2036	878	346
0.823% due 11/25/2035	300	209
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.573% due 11/25/2036	611	475
0.593% due 11/25/2036	500	316
0.753% due 04/25/2037	471	323
IXIS Real Estate Capital Trust
1.063% due 02/25/2036	500	438
JPMorgan Mortgage Acquisition Corp.
0.613% due 02/25/2036	339	326
0.663% due 05/25/2035	435	423
JPMorgan Mortgage Acquisition Trust
0.593% due 01/25/2036	200	184
0.593% due 05/25/2036	425	411
0.593% due 01/25/2037	724	706
0.593% due 05/25/2037	200	184
0.606% due 04/25/2036	826	778
0.693% due 03/25/2037	300	215
0.693% due 05/25/2037	300	235
0.703% due 05/25/2036	700	581
0.706% due 04/25/2036	300	246
0.706% due 07/25/2036	200	136
0.713% due 01/25/2037	200	143
6.337% due 08/25/2036 ^	176	116
Lehman ABS Mortgage Loan Trust
0.523% due 06/25/2037	313	183
0.633% due 06/25/2037	252	150
Lehman XS Trust
0.583% due 04/25/2037 ^	1,043	783
0.603% due 02/25/2037 ^	2,029	1,138
Long Beach Mortgage Loan Trust
0.813% due 08/25/2045	232	214
0.863% due 11/25/2035	600	510
1.273% due 07/25/2031	310	291
1.483% due 06/25/2035	500	373
1.708% due 02/25/2035	200	156
1.858% due 03/25/2032	335	322

MASTR Asset-Backed Securities Trust
0.543% due 08/25/2036	223	104
0.583% due 08/25/2036	369	173
0.613% due 02/25/2036	504	261
0.673% due 06/25/2036	215	111
0.673% due 08/25/2036	221	106
0.733% due 01/25/2036	300	289
0.813% due 01/25/2036	300	227
0.933% due 10/25/2035 ^	383	277
1.183% due 12/25/2034 ^	106	102
Meritage Mortgage Loan Trust
1.183% due 11/25/2035	293	286
Merrill Lynch Mortgage Investors Trust
0.633% due 01/25/2037	59	58
0.673% due 08/25/2037	1,239	732
0.743% due 08/25/2036	300	281
0.883% due 02/25/2047	1,490	977
0.913% due 05/25/2036	429	391
MESA Trust
1.233% due 12/25/2031	877	804
Mid-State Capital Corp. Trust
6.005% due 08/15/2037	899	964
Morgan Stanley ABS Capital, Inc. Trust
0.503% due 10/25/2036	115	60
0.573% due 10/25/2036	170	90
0.573% due 11/25/2036	316	186
0.583% due 06/25/2036	585	432
0.583% due 09/25/2036	453	191
0.583% due 10/25/2036	274	163
0.583% due 11/25/2036	1,677	959
0.613% due 03/25/2037	503	226
0.633% due 02/25/2037	171	88
0.653% due 11/25/2036	395	234
0.683% due 03/25/2037	503	228
0.743% due 12/25/2035	483	428
1.333% due 05/25/2034	150	137
1.363% due 03/25/2035	300	295
1.423% due 06/25/2035	400	357
1.483% due 04/25/2035	200	139
1.683% due 07/25/2037	400	264
2.083% due 03/25/2034	1,224	1,042
Morgan Stanley Capital, Inc. Trust
0.723% due 01/25/2036	1,860	1,665
Morgan Stanley Dean Witter Capital, Inc. Trust
1.783% due 02/25/2033	1,082	1,029
Morgan Stanley Home Equity Loan Trust
0.593% due 04/25/2036	163	110
0.603% due 04/25/2037	777	426
0.663% due 04/25/2037	259	143
Morgan Stanley Mortgage Loan Trust
0.663% due 02/25/2037	206	110
0.793% due 04/25/2037	354	172
5.750% due 11/25/2036 ^	318	154
5.965% due 09/25/2046 ^	512	314
New Century Home Equity Loan Trust
0.663% due 02/25/2036	10	10
0.683% due 12/25/2035	200	195
0.713% due 10/25/2035	51	51
0.883% due 06/25/2035	1,000	949
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.843% due 02/25/2036	200	183
6.032% due 10/25/2036 ^	196	97
NovaStar Mortgage Funding Trust
0.583% due 06/25/2036	174	115
0.803% due 01/25/2036	56	55
0.903% due 01/25/2036	7,500	5,907
Option One Mortgage Loan Trust
0.573% due 01/25/2037	88	50
0.603% due 05/25/2037	224	126
0.653% due 01/25/2037	350	201
0.763% due 04/25/2037	165	97
0.793% due 01/25/2036	300	201
0.943% due 08/25/2035	400	299
Option One Mortgage Loan Trust Asset-Backed Certificates
0.873% due 11/25/2035	400	377
0.893% due 11/25/2035	1,100	807
Ownit Mortgage Loan Trust
1.033% due 10/25/2036 ^	300	230
Park Place Securities, Inc.
0.923% due 09/25/2035	200	157
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.923% due 08/25/2035	200	160
0.923% due 09/25/2035	500	394
0.963% due 07/25/2035	400	355
0.983% due 07/25/2035	950	711

1.273% due 01/25/2036	100	96
1.378% due 02/25/2035	67	67
1.378% due 06/25/2035	200	173
1.483% due 10/25/2034	500	420
1.558% due 03/25/2035	400	334
1.678% due 01/25/2036	300	272
2.233% due 12/25/2034	676	560
People’s Choice Home Loan Securities Trust
1.156% due 05/25/2035 ^	200	186
People’s Financial Realty Mortgage Securities Trust
0.573% due 09/25/2036	462	172
Popular ABS Mortgage Pass-Through Trust
0.693% due 11/25/2046	200	174
0.823% due 02/25/2036	400	330
RAAC Trust
0.733% due 06/25/2044	103	88
0.786% due 11/25/2046	750	637
0.833% due 09/25/2045	4,100	3,286
0.833% due 06/25/2047	145	137
1.385% due 10/25/2045	250	227
1.933% due 09/25/2047	600	479
Renaissance Home Equity Loan Trust
5.812% due 11/25/2036	572	306
7.238% due 09/25/2037 ^	280	158
Residential Asset Mortgage Products Trust
0.593% due 12/25/2036	191	184
0.593% due 02/25/2037	472	430
0.656% due 10/25/2034	87	80
0.713% due 09/25/2036	300	256
0.733% due 05/25/2036 ^	1,853	1,390
0.753% due 01/25/2036	1,000	760
0.863% due 11/25/2035	250	222
0.873% due 10/25/2035	200	190
0.893% due 10/25/2035	100	85
0.913% due 09/25/2035	300	269
1.336% due 08/25/2034	239	229
5.662% due 07/25/2034 ^	1,726	1,610
5.722% due 01/25/2034	1,779	1,871
Residential Asset Securities Corp. Trust
0.563% due 11/25/2036	815	659
0.593% due 11/25/2036 ^	795	674
0.603% due 11/25/2036	1,039	900
0.673% due 09/25/2036	900	796
0.683% due 04/25/2037	383	350
0.703% due 05/25/2037	292	266
0.713% due 06/25/2036	1,000	779
0.766% due 12/25/2035	285	192
0.773% due 04/25/2037	1,600	1,092
0.813% due 02/25/2036	400	354
0.843% due 01/25/2036	200	177
0.853% due 10/25/2035	300	264
0.853% due 12/25/2035	400	341
0.873% due 11/25/2035	300	256
0.893% due 11/25/2035	300	232
1.078% due 03/25/2035	1,520	1,387
1.201% due 03/25/2034	99	92
1.273% due 12/25/2034	52	49
Salomon Mortgage Loan Trust
1.336% due 11/25/2033	320	317
Saxon Asset Securities Trust
1.603% due 07/25/2031	44	43
Securitized Asset-Backed Receivables LLC Trust
0.523% due 07/25/2036	288	130
0.573% due 05/25/2036	624	338
0.593% due 07/25/2036	282	128
0.673% due 07/25/2036	242	112
0.683% due 05/25/2036	1,384	767
0.703% due 03/25/2036	297	233
0.993% due 08/25/2035	56	56
1.093% due 08/25/2035	400	257
1.108% due 01/25/2035	163	149
1.393% due 01/25/2036 ^	159	128
3.391% due 01/25/2036 ^	83	59
SG Mortgage Securities Trust
0.593% due 07/25/2036	34,404	12,453
0.883% due 10/25/2035	1,000	813
SLM Student Loan Trust
2.119% due 04/25/2023	9,136	9,042
Soundview Home Loan Trust
0.513% due 06/25/2037	74	42
0.543% due 02/25/2037	357	132
0.583% due 01/25/2037	15	14
0.593% due 11/25/2036	658	552
0.613% due 02/25/2037	501	188
0.613% due 07/25/2037	2,825	1,704
0.783% due 03/25/2036	400	311

1.258% due 06/25/2035	282	254
1.383% due 10/25/2037	524	347
South Carolina Student Loan Corp.
1.635% due 09/03/2024	600	593
Specialty Underwriting & Residential Finance Trust
0.583% due 09/25/2037	164	91
0.583% due 11/25/2037	1,100	576
0.703% due 04/25/2037	273	147
1.408% due 12/25/2035	562	497
Structured Asset Investment Loan Trust
0.583% due 09/25/2036	413	333
0.623% due 03/25/2036	790	690
0.733% due 01/25/2036	313	243
1.333% due 05/25/2035	600	492
1.558% due 07/25/2033	107	102
Structured Asset Securities Corp. Mortgage Loan Trust
0.573% due 09/25/2036	551	538
0.583% due 09/25/2036	217	185
0.593% due 03/25/2036	158	152
0.603% due 12/25/2036	306	259
0.643% due 02/25/2037	1,079	888
0.663% due 01/25/2037	3,220	1,840
0.683% due 09/25/2036	200	161
0.803% due 04/25/2036	600	516
1.333% due 08/25/2037	429	406
1.433% due 08/25/2037	1,183	1,090
Structured Asset Securities Corp. Trust
0.893% due 09/25/2035	700	514
Wells Fargo Home Equity Asset-Backed Securities Trust
0.763% due 05/25/2036	300	237
1.063% due 03/25/2035	1,000	883
1.063% due 11/25/2035	200	178
1.483% due 02/25/2035	200	180

Total Asset-Backed Securities (Cost $191,758)		188,912

SOVEREIGN ISSUES 0.1%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016	1,400	1,400

Total Sovereign Issues (Cost $1,399)		1,400

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (f) 0.2%		2,822

U.S. TREASURY BILLS 0.1%
0.192% due 04/07/2016 - 04/28/2016 (b)(c)(k)	2,150	2,150

Total Short-Term Instruments (Cost $4,972)		4,972

Total Investments in Securities (Cost $2,656,950)		2,699,512

Total Investments 176.2% (Cost $2,656,950)		$2,699,512
Financial Derivative Instruments (h)(j) (0.2%) (Cost or Premiums, net $(55))		(3,568)
Other Assets and Liabilities, net (76.0%)		(1,163,702)

Net Assets 100.0%		$1,532,242

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Principal only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon bond.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
KGH Intermediate Holdco LLC	8.500%	08/08/2019	08/07/2014	$16,807	$14,519	0.95%

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	03/31/2016	04/01/2016	$2,822	U.S. Treasury Notes 3.750% due 11/15/2018	$(2,883)	$2,822	$2,822

Total Repurchase Agreements						$(2,883)	$2,822	$2,822

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	0.570%	01/15/2016	04/15/2016	$(43,769)	$(43,823)
BOS	0.600	01/12/2016	04/12/2016	(54,675)	(54,748)
	0.600	03/30/2016	04/06/2016	(5,249)	(5,249)
	0.650	01/27/2016	04/27/2016	(132,256)	(132,411)
	0.710	03/04/2016	04/04/2016	(30,488)	(30,504)
BSN	0.600	02/11/2016	04/11/2016	(51,744)	(51,787)
GRE	0.630	03/31/2016	04/07/2016	(769)	(769)
	0.650	01/19/2016	04/19/2016	(54,731)	(54,803)
	0.650	03/23/2016	04/06/2016	(7,509)	(7,510)
	0.660	02/23/2016	04/22/2016	(12,956)	(12,965)
	0.660	02/24/2016	04/22/2016	(13,032)	(13,041)
	0.660	03/24/2016	04/07/2016	(7,044)	(7,045)
	0.680	02/25/2016	04/07/2016	(4,537)	(4,540)
	0.690	03/02/2016	04/04/2016	(9,654)	(9,660)
	0.700	03/07/2016	04/07/2016	(1,412)	(1,413)
	0.710	03/11/2016	04/11/2016	(10,264)	(10,268)

Total Reverse Repurchase Agreements					$(440,536)

(2)	The average amount of borrowings outstanding during the period ended March 31, 2016 was $(431,927) at a weighted average interest rate of 0.574%. Average borrowings includes reverse repurchase agreements and sale-buyback transactions, of which there were none open at period end.

(g)	Securities with an aggregate market value of $450,297 have been pledged as collateral under the terms of master agreements as of March 31, 2016.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$112.000	05/20/2016	96	$1	$1

Total Purchased Options				$1	$1

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	4,352	$(6,411)	$0	$(54)
90-Day Eurodollar December Futures	Short	12/2017	4,329	(11,360)	0	(433)
90-Day Eurodollar June Futures	Short	06/2016	2,634	(1,959)	0	0
Euro-BTP Italy Government Bond June Futures	Long	06/2016	61	182	18	(1)
Euro-Bund 10-Year Bond June Futures	Long	05/2016	1,417	(1)	0	0
Euro-Bund 10-Year Bond June Futures	Short	05/2016	105	(114)	19	(6)
Euro-Bund 10-Year Bond June Futures	Long	06/2016	1,417	(318)	97	(435)
U.S. Treasury 10-Year Note June Futures	Long	06/2016	96	(4)	36	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2017	1,763	(1,774)	32	(127)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2018	1,058	267	38	(114)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2017	4,584	(3,951)	82	(247)

Total Futures Contracts				$(25,443)	$322	$(1,417)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.IG-24 5-Year Index	1.000%	06/20/2020	$13,400	$76	$(110)	$0	$0
CDX.IG-25 5-Year Index	1.000	12/20/2020	255,900	1,367	1,496	0	(16)

				$1,443	$1,386	$0	$(16)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.500%	12/16/2017		$446,600	$(6,996)	$(4,867)	$0	$(72)
Receive	3-Month USD-LIBOR	2.000	12/16/2020		109,600	(4,870)	(4,566)	0	(184)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		8,925	(1,292)	(1,819)	0	(81)
Receive	3-Month USD-LIBOR *	2.500	06/15/2046		185,700	(14,989)	(2,244)	0	(1,268)
Receive	6-Month EUR-EURIBOR *	0.750	09/21/2026	EUR	1,600	(22)	(19)	3	0
Receive	6-Month GBP-LIBOR *	1.000	09/21/2018	GBP	220,600	(1,018)	(661)	0	(202)
Receive	6-Month JPY-LIBOR	1.000	09/18/2023	JPY	7,290,000	(4,679)	(3,131)	124	0
Pay	28-Day MXN-TIIE	6.150	06/07/2024	MXN	68,000	76	127	5	0

						$(33,790)	$(17,180)	$132	$(1,807)

Total Swap Agreements						$(32,347)	$(15,794)	$132	$(1,823)

*	This security has a forward starting effective date.

(i)	Securities with an aggregate market value of $53,232 and cash of $3,018 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2016	JPY	9,145,100	$	81,445	$342	$(155)
	05/2016	$	14,967	JPY	1,700,700	157	0
BPS	05/2016	MYR	99,534	$	22,866	0	(2,545)
BRC	05/2016	$	5,560	MXN	99,101	152	0
CBK	04/2016	EUR	2,821	$	3,129	0	(81)
	04/2016	$	1,936	EUR	1,727	29	0
	04/2016		15,108	JPY	1,700,700	3	0
	05/2016	SGD	34,631	$	24,751	0	(936)
	05/2016	$	29,941	AUD	42,661	2,702	0
	05/2016		852	EUR	752	4	0
GLM	04/2016		923		837	29	0
	04/2016		61,003	GBP	42,718	351	0
	05/2016	GBP	36,144	$	51,617	0	(299)
	07/2016	CNH	100,000		14,632	0	(766)
HUS	04/2016	$	38,534	JPY	4,337,000	2	0
	05/2016	AUD	8,323	$	6,236	0	(133)
	05/2016	JPY	4,337,000		38,559	0	(8)
JPM	04/2016	$	1,136	EUR	1,013	17	0
	04/2016		1,216	GBP	847	1	0
	05/2016	CAD	10,784	$	8,134	0	(170)
	05/2016	ILS	1,840		472	0	(18)
	05/2016	KRW	25,119,481		20,876	0	(1,060)
MSB	04/2016	EUR	38,391		42,129	0	(1,556)
SCX	04/2016	GBP	43,565		60,635	0	(1,936)
	04/2016	$	27,844	JPY	3,107,400	0	(234)
	05/2016		48,925	CAD	68,250	3,628	0
UAG	04/2016		43,278	EUR	38,648	700	0
	05/2016	EUR	38,648	$	43,315	0	(700)

Total Forward Foreign Currency Contracts						$8,117	$(10,597)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BPS	Call - OTC USD versus CNH	CNH	6.615	08/18/2016	$71,763	$1,521	$892

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FBF	Put - OTC Fannie Mae 3.000% due 04/01/2046	$80.000	04/06/2016	$186,000	$7	$0
	Put - OTC Fannie Mae 4.000% due 04/01/2046	80.000	04/06/2016	210,000	8	0
	Put - OTC Fannie Mae 4.500% due 04/01/2046	80.000	04/06/2016	120,000	5	0
JPM	Put - OTC Fannie Mae 3.500% due 05/01/2046	73.000	05/05/2016	49,000	2	0

					$22	$0

Total Purchased Options					$1,543	$892

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	1.450%	04/20/2016		$9,300	$(21)	$(1)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600	04/20/2016		7,400	(17)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.700	04/20/2016		7,400	(15)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.900	05/18/2016		13,000	(26)	(1)
BPS	Call - OTC iTraxx Europe 24 5-Year Index	Buy	0.800	05/18/2016	EUR	9,000	(12)	(45)
	Put - OTC iTraxx Europe 24 5-Year Index	Sell	1.400	05/18/2016		9,000	(14)	(1)
BRC	Put - OTC CDX.IG-25 5-Year Index	Sell	1.350	04/20/2016		$9,300	(22)	(1)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.500	04/20/2016		7,700	(13)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600	04/20/2016		8,000	(17)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.700	05/18/2016		16,100	(32)	(3)
	Call - OTC iTraxx Europe 24 5-Year Index	Buy	0.800	05/18/2016	EUR	30,400	(45)	(150)
	Put - OTC iTraxx Europe 24 5-Year Index	Sell	1.400	05/18/2016		30,400	(33)	(4)
	Put - OTC iTraxx Europe 24 5-Year Index	Sell	1.600	05/18/2016		31,500	(94)	(2)
	Put - OTC iTraxx Europe 24 5-Year Index	Sell	1.700	05/18/2016		31,300	(74)	(1)
	Put - OTC iTraxx Europe 24 5-Year Index	Sell	1.800	05/18/2016		31,800	(108)	(1)
	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.600	06/15/2016		30,300	(46)	(30)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.000	06/15/2016		30,300	(51)	(54)
CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	1.500	04/20/2016		$37,900	(83)	(1)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600	04/20/2016		15,000	(28)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.700	05/18/2016		15,400	(37)	(2)
GST	Put - OTC CDX.IG-25 5-Year Index	Sell	1.800	05/18/2016		21,100	(53)	(2)
	Put - OTC iTraxx Europe 24 5-Year Index	Sell	1.400	04/20/2016	EUR	31,600	(93)	0

							$(934)	$(299)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Call - OTC USD versus CNH	CNH	6.985	08/18/2016	$71,763	$(866)	$(366)

Total Written Options						$(1,800)	$(665)

Swap Agreements:

Credit Default Swaps on Corporate and U.S. Municipal Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	BP Capital Markets America, Inc.	1.000%	12/20/2018	0.535%	EUR	8,200	$218	$(96)	$122	$0
GST	California State General Obligation Bonds, Series 2003	1.600	12/20/2018	0.592		$25,000	0	685	685	0
	California State General Obligation Bonds, Series 2003	1.750	12/20/2018	0.592		11,000	0	346	346	0
	Connecticut State General Obligation Notes, Series 2007	1.600	03/20/2021	1.484		9,000	0	51	51	0

							$218	$986	$1,204	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	MCDX-25 5-Year Index	1.000%	12/20/2020	$4,200	$(8)	$24	$16	$0
GST	MCDX-25 5-Year Index	1.000	12/20/2020	4,800	(9)	28	19	0

					$(17)	$52	$35	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Pay	28-Day MXN-TIIE	8.300%	02/07/2019	MXN	40,400	$0	$231	$231	$0

Total Swap Agreements							$201	$1,269	$1,470	$0

(k)	Securities with an aggregate market value of $5,535 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$349,813	$14,519	$364,332
Industrials	0	142,758	0	142,758
Utilities	0	95,041	0	95,041
Municipal Bonds & Notes
California	0	193,196	0	193,196
Illinois	0	15,147	0	15,147
Massachusetts	0	839	0	839
Michigan	0	1,497	0	1,497
New Jersey	0	1,451	0	1,451
New York	0	84,555	0	84,555
Ohio	0	16,606	0	16,606
Pennsylvania	0	10,416	0	10,416
Tennessee	0	134	0	134
Washington	0	8,795	0	8,795
West Virginia	0	26,830	0	26,830
U.S. Government Agencies	0	754,904	0	754,904
U.S. Treasury Obligations	0	560,529	0	560,529
Non-Agency Mortgage-Backed Securities	0	227,198	0	227,198
Asset-Backed Securities	0	188,907	5	188,912
Sovereign Issues	0	1,400	0	1,400
Short-Term Instruments
Repurchase Agreements	0	2,822	0	2,822
U.S. Treasury Bills	0	2,150	0	2,150

Total Investments	$0	$2,684,988	$14,524	$2,699,512

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	322	133	0	455
Over the counter	0	10,479	0	10,479
	$322	$10,612	$0	$10,934

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,417)	(1,823)	0	(3,240)
Over the counter	0	(11,262)	0	(11,262)

	$(1,417)	$(13,085)	$0	$(14,502)

Totals	$(1,095)	$2,682,515	$14,524	$2,695,944

There were no significant transfers between Levels 1 and 2 during the period ended March 31, 2016. There were assets and liabilities valued at $70,794 transferred from Level 3 to Level 2 during the period ended March 31, 2016. There were no significant assets and liabilities transferred from Level 2 to Level 3 during the period ended March 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Fixed Income SHares: Series R

March 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 171.5%
CORPORATE BONDS & NOTES 18.7%
BANKING & FINANCE 14.6%
Ally Financial, Inc.
3.250% due 02/13/2018		$700	$695
5.500% due 02/15/2017		4,700	4,798
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (d)	EUR	600	673
Bank of America Corp.
5.650% due 05/01/2018		$500	537
Bank of America N.A.
1.750% due 06/05/2018		2,200	2,200
Barclays Bank PLC
7.625% due 11/21/2022		1,700	1,831
Barclays PLC
6.500% due 09/15/2019 (d)	EUR	200	202
8.000% due 12/15/2020 (d)		1,900	2,097
BNP Paribas S.A.
1.080% due 05/07/2017		$1,377	1,374
Citigroup, Inc.
2.650% due 10/26/2020		300	303
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		2,100	2,011
Goldman Sachs Group, Inc.
1.834% due 09/15/2020		1,700	1,689
Lloyds Bank PLC
1.750% due 05/14/2018		850	848
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	400	448
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020		$2,000	2,010
UniCredit SpA
6.750% due 09/10/2021 (d)	EUR	1,400	1,307

			23,023

INDUSTRIALS 3.5%
Dynegy, Inc.
6.750% due 11/01/2019		$1,200	1,200
Zimmer Biomet Holdings, Inc.
1.450% due 04/01/2017		1,600	1,600
2.000% due 04/01/2018		2,700	2,708

			5,508

UTILITIES 0.6%
Petrobras Global Finance BV
2.762% due 01/15/2019		200	163
3.000% due 01/15/2019		100	86
4.375% due 05/20/2023		1,000	732

			981

Total Corporate Bonds & Notes (Cost $30,368)			29,512

U.S. GOVERNMENT AGENCIES 6.4%
Fannie Mae
0.878% due 02/25/2037		110	110
1.522% due 10/01/2044		7	7
Fannie Mae, TBA
3.000% due 05/01/2046		6,000	6,145
Freddie Mac
2.239% due 09/01/2036		112	118
2.293% due 07/01/2036		91	96
NCUA Guaranteed Notes
0.808% due 11/06/2017		2,259	2,257
2.650% due 10/29/2020		1,304	1,305

Total U.S. Government Agencies (Cost $10,011)			10,038

U.S. TREASURY OBLIGATIONS 110.1%
U.S. Treasury Bonds
2.500% due 02/15/2046		2,220	2,165
3.000% due 11/15/2044 (j)		300	324
3.000% due 05/15/2045 (j)		220	237
3.000% due 11/15/2045 (f)		2,800	3,024

U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2018 (f)(h)(j)		20,395	20,765
0.125% due 04/15/2019 (f)		19,948	20,387
0.125% due 01/15/2022 (f)		7,746	7,871
0.125% due 01/15/2023 (f)		7,492	7,565
0.125% due 07/15/2024		3,592	3,609
0.250% due 01/15/2025		1,500	1,515
0.625% due 07/15/2021		4,940	5,191
0.625% due 01/15/2024		4,264	4,446
0.750% due 02/15/2042 (j)		2,841	2,766
0.750% due 02/15/2045 (j)		2,093	2,030
1.000% due 02/15/2046 (j)		1,280	1,337
1.375% due 02/15/2044 (f)		11,385	12,779
1.750% due 01/15/2028 (f)		33,913	39,379
1.875% due 07/15/2019 (f)		8,432	9,173
2.125% due 02/15/2041		1,515	1,954
2.375% due 01/15/2025		4,009	4,780
2.375% due 01/15/2027 (j)		1,668	2,040
2.500% due 07/15/2016 (j)		528	538
2.500% due 01/15/2029 (f)		10,549	13,272
2.625% due 07/15/2017 (h)(j)		1,829	1,927
3.625% due 04/15/2028 (j)		1,494	2,060
U.S. Treasury Notes
1.625% due 02/15/2026		2,240	2,209

Total U.S. Treasury Obligations (Cost $170,748)			173,343

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.0%
Bear Stearns Adjustable Rate Mortgage Trust
2.380% due 08/25/2035		15	15
2.924% due 03/25/2035		11	11
3.090% due 03/25/2035		44	43
Citigroup Mortgage Loan Trust, Inc.
2.430% due 09/25/2035		17	17
2.650% due 09/25/2035		30	30
2.932% due 09/25/2037 ^		524	474
Countrywide Alternative Loan Trust
0.627% due 12/20/2046 ^		1,775	1,318
1.351% due 02/25/2036		401	350
Countrywide Home Loan Mortgage Pass-Through Trust
2.595% due 04/20/2035		420	416
Countrywide Home Loan Reperforming REMIC Trust
0.773% due 06/25/2035		12	11
Grifonas Finance PLC
0.152% due 08/28/2039	EUR	208	167
GSR Mortgage Loan Trust
2.838% due 09/25/2035		$60	61
IndyMac Mortgage Loan Trust
1.273% due 05/25/2034		1,905	1,683
Marche Mutui SRL
0.175% due 02/25/2055	EUR	108	121
0.245% due 10/27/2065		19	22
2.095% due 01/27/2064		229	263
Merrill Lynch Mortgage Investors Trust
1.904% due 10/25/2035		$409	396
Morgan Stanley Capital Trust
5.809% due 12/12/2049		421	439
Residential Accredit Loans, Inc. Trust
0.613% due 06/25/2046		300	124
Swan Trust
3.390% due 04/25/2041	AUD	382	293

Total Non-Agency Mortgage-Backed Securities (Cost $5,989)			6,254

ASSET-BACKED SECURITIES 7.2%
Bear Stearns Asset-Backed Securities Trust
1.433% due 10/25/2037		$229	211
2.533% due 03/25/2035		1,274	1,194
CIFC Funding Ltd.
1.587% due 01/19/2023		681	682
Citigroup Mortgage Loan Trust, Inc.
0.513% due 01/25/2037		306	185
0.723% due 10/25/2036		2,600	2,277
1.408% due 05/25/2035		430	406
Fraser Sullivan CLO Ltd.
1.699% due 04/20/2023		711	711
GSAMP Trust
0.573% due 06/25/2036		504	424
Highlander Euro CDO BV
0.069% due 05/01/2023	EUR	1,554	1,728
Massachusetts Educational Financing Authority
1.569% due 04/25/2038		$109	108
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.723% due 03/25/2036		400	289
NovaStar Mortgage Funding Trust
0.873% due 01/25/2036		1,100	881

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.513% due 03/25/2035		300	274
RAAC Trust
0.773% due 08/25/2036		100	86
Residential Asset Securities Corp. Trust
0.853% due 12/25/2035		400	341
Saxon Asset Securities Trust
1.156% due 05/25/2035		42	27
4.034% due 06/25/2033		283	287
Soundview Home Loan Trust
0.693% due 12/25/2035		557	549
Structured Asset Securities Corp. Mortgage Loan Trust
0.563% due 02/25/2037		777	681
1.433% due 08/25/2037		89	82
Wood Street CLO BV
0.117% due 03/29/2021	EUR	8	9

Total Asset-Backed Securities (Cost $11,450)			11,432

SOVEREIGN ISSUES 20.4%
Athens Urban Transportation Organisation
4.851% due 09/19/2016		1,300	1,394
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (b)	BRL	45,400	11,815
Denmark Government International Bond
0.100% due 11/15/2023 (c)	DKK	39,097	6,300
France Government International Bond
0.250% due 07/25/2018 (c)	EUR	102	121
Italy Buoni Poliennali Del Tesoro
2.350% due 09/15/2024 (c)		366	487
2.550% due 09/15/2041 (c)		96	143
3.100% due 09/15/2026 (c)		209	301
Mexico Government International Bond
3.530% due 06/29/2017	MXN	1,200	70
4.000% due 11/15/2040 (c)		7,392	454
4.000% due 11/08/2046 (c)		39,821	2,442
4.500% due 11/22/2035 (c)		4,541	299
New Zealand Government International Inflation Linked Bond
2.000% due 09/20/2025	NZD	517	360
2.500% due 09/20/2035		404	293
3.000% due 09/20/2030		1,230	948
Republic of Germany
0.750% due 04/15/2018 (c)	EUR	314	371
United Kingdom Gilt
0.125% due 03/22/2044 (c)(f)	GBP	1,356	2,588
0.125% due 03/22/2046 (c)(f)		1,054	2,047
0.125% due 03/22/2058 (c)		61	138
0.125% due 03/22/2068 (c)		114	301
0.375% due 03/22/2062 (c)(f)		460	1,213

Total Sovereign Issues (Cost $32,889)			32,085

SHORT-TERM INSTRUMENTS 4.7%
REPURCHASE AGREEMENTS (e) 4.1%			6,400

U.S. TREASURY BILLS 0.6%
0.250% due 04/14/2016 - 04/21/2016 (a)(b)(j)		$902	902

Total Short-Term Instruments (Cost $7,302)			7,302

Total Investments in Securities (Cost $268,757)			269,966

Total Investments 171.5% (Cost $268,757)			$269,966
Financial Derivative Instruments (g)(i) (3.4%) (Cost or Premiums, net $(504))			(5,356)
Other Assets and Liabilities, net (68.1%)			(107,228)

Net Assets 100.0%			$157,382

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon bond.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
DEU	0.470%	03/31/2016	04/01/2016	$6,400	U.S. Treasury Bonds 3.750% due 11/15/2043	$(6,552)	$6,400	$6,400

Total Repurchase Agreements						$(6,552)	$6,400	$6,400

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BSN	0.600%	03/04/2016	04/04/2016		$(1,635)	$(1,636)
	0.600	03/04/2016	04/11/2016		(7,357)	(7,361)
IND	0.720	02/29/2016	04/21/2016	GBP	(1,758)	(2,526)
SCX	0.670	01/21/2016	04/21/2016		(1,752)	(2,519)
	0.680	02/29/2016	04/21/2016		(830)	(1,193)

Total Reverse Repurchase Agreements						$(15,235)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.750%	03/17/2016	04/15/2016	$(1,218)	$(1,218)
MSC	0.670	02/10/2016	04/11/2016	(21,408)	(21,429)
	0.680	02/03/2016	04/04/2016	(28,646)	(28,677)
	0.680	02/12/2016	04/12/2016	(7,327)	(7,334)
NOM	0.450	03/03/2016	04/15/2016	(3,003)	(3,004)
TDM	0.570	01/12/2016	04/12/2016	(6,588)	(6,596)
	0.600	03/22/2016	04/05/2016	(206)	(206)
	0.670	02/24/2016	04/13/2016	(4,670)	(4,673)
	0.690	03/03/2016	04/14/2016	(7,147)	(7,151)
	0.690	03/10/2016	04/11/2016	(13,086)	(13,092)
	0.710	03/16/2016	04/08/2016	(764)	(765)

Total Sale-Buyback Transactions					$(94,145)

(2)	The average amount of borrowings outstanding during the period ended March 31, 2016 was $(93,573) at a weighted average interest rate of 0.592%.
(3)	Payable for sale-buyback transactions includes $(15) of deferred price drop.

(f)	Securities with an aggregate market value of $107,471 have been pledged as collateral under the terms of master agreements as of March 31, 2016.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note June Futures	$112.500	05/20/2016	394	$3	$3
Call - CBOT U.S. Treasury 5-Year Note June Futures	215.000	05/20/2016	104	1	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	112.500	05/20/2016	204	2	3

				$6	$6

Total Purchased Options				$6	$6

Futures Contracts:

					Variation Margin (4)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2016	28	$(6)	$0	$0
90-Day Eurodollar December Futures	Short	12/2017	28	11	0	(3)
Call Options Strike @ EUR 178.000 on Euro-Bund 10-Year Bond June Futures	Long	05/2016	86	0	0	0
Euro-Bund 10-Year Bond June Futures	Short	06/2016	65	43	20	(4)
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling December Futures	Short	12/2016	401	9	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling December Futures	Long	12/2016	401	(43)	0	(2)
U.S. Treasury 5-Year Note June Futures	Long	06/2016	394	112	86	0
U.S. Treasury 10-Year Note June Futures	Long	06/2016	175	(22)	66	0
U.S. Treasury 30-Year Bond June Futures	Short	06/2016	63	48	2	(54)

Total Futures Contracts				$152	$174	$(63)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

						Variation Margin (4)
Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-25 5-Year Index	(1.000)%	12/20/2020	$22,400	$(120)	$26	$1	$0

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.500%	12/16/2017		$8,100	$(127)	$(73)	$0	$(1)
Pay	3-Month USD-LIBOR *	1.250	06/15/2018		9,700	68	73	4	0
Receive	3-Month USD-LIBOR	2.000	12/16/2020		16,000	(711)	(320)	0	(27)
Pay	3-Month USD-LIBOR	2.250	12/16/2022		7,200	450	400	17	0
Receive	3-Month USD-LIBOR	2.225	09/16/2025		1,300	(71)	(71)	0	(5)
Receive	3-Month USD-LIBOR	2.350	10/02/2025		6,400	(476)	(435)	0	(23)
Receive	3-Month USD-LIBOR *	2.800	10/28/2025		31,000	(976)	(834)	0	(63)
Receive	3-Month USD-LIBOR	2.500	12/16/2025		4,200	(367)	(431)	0	(16)
Receive	3-Month USD-LIBOR *	2.500	02/22/2026		18,100	(282)	(224)	0	(36)
Receive	3-Month USD-LIBOR *	2.400	03/16/2026		8,600	(91)	(91)	0	(17)
Receive	3-Month USD-LIBOR *	2.250	06/15/2026		16,600	(884)	(486)	0	(60)
Receive	3-Month USD-LIBOR *	2.500	06/15/2046		700	(57)	6	0	(5)
Pay	3-Month USD-LIBOR *	2.500	06/15/2046		700	52	(4)	5	0
Receive	6-Month GBP-LIBOR *	1.500	09/21/2026	GBP	1,710	(6)	(18)	0	(3)
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047		5,330	(173)	(83)	0	(36)
Pay	28-Day MXN-TIIE	4.310	09/06/2016	MXN	70,000	2	14	0	0

						$(3,649)	$(2,577)	$26	$(292)

Total Swap Agreements						$(3,769)	$(2,551)	$27	$(292)

*	This security has a forward starting effective date.
(4)	Unsettled variation margin asset of $1 and liability of $(1) for closed futures and unsettled variation margin asset of $9 for closed swap agreements is outstanding at period end.

(h)	Securities with an aggregate market value of $1,356 and cash of $2,476 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	05/2016	INR	42,645	$	610	$0	$(28)
	05/2016	$	1,550	TWD	51,785	60	0
BOA	04/2016	BRL	268	$	75	1	0
	04/2016	JPY	3,485		31	0	0
	04/2016	$	67	BRL	268	7	0
	05/2016	CNH	2,886	$	440	0	(6)
	05/2016	NZD	2,040		1,351	0	(56)
	05/2016	$	1	KRW	1,205	0	0
	05/2016		400	TWD	13,382	16	0
	01/2017	CNH	104	$	15	0	(1)
BRC	05/2016	MXN	45,284		2,541	0	(70)
	05/2016	$	1,095	MXN	19,195	12	0
CBK	04/2016	EUR	1,659	$	1,838	0	(49)
	04/2016	GBP	3,075		4,399	0	(18)
	04/2016	$	3,331	EUR	3,034	121	0
	04/2016		8,785	GBP	6,210	134	0
	05/2016	MXN	30,625	$	1,739	0	(26)
	05/2016	$	4,918	INR	337,308	129	0
	05/2016		334	KRW	402,804	18	0
DUB	01/2017	CNH	6,368	$	920	0	(51)
FBF	05/2016	INR	55,840		800	0	(36)
	05/2016	$	346	KRW	417,414	19	0
GLM	04/2016		3,550	GBP	2,505	48	0
	05/2016	GBP	1,665	$	2,378	0	(14)
	05/2016	HUF	4,622		16	0	(1)
	05/2016	PLN	446		110	0	(9)
	05/2016	$	1,763	KRW	2,126,354	94	0
	10/2016	BRL	30,300	$	7,556	0	(442)
HUS	04/2016		266		74	0	0
	04/2016	$	75	BRL	266	0	(1)
	05/2016		73		266	0	0
	05/2016		20	TWD	675	1	0
JPM	04/2016	GBP	1,769	$	2,524	0	(16)
	04/2016	$	188	EUR	173	9	0
	04/2016		437	GBP	309	6	0
	05/2016	AUD	960	$	679	0	(56)
	05/2016	CNH	15,604		2,377	0	(32)
	05/2016	INR	237,907		3,417	0	(143)
	05/2016	KRW	4,390,532		3,649	0	(185)
	05/2016	TWD	95,367		2,886	0	(78)
	05/2016	$	1,208	KRW	1,454,187	62	0
	05/2016		524	TWD	17,510	20	0
	10/2016	BRL	15,100	$	3,566	0	(420)
	10/2016	CNH	8,171		1,250	0	(2)
MSB	04/2016	BRL	2		1	0	0
	04/2016	EUR	11,764		12,909	0	(477)
	04/2016	$	1	BRL	2	0	0
	04/2016		223	GBP	157	2	0
SCX	04/2016	GBP	4,337	$	6,036	0	(193)
	05/2016	CNH	852		130	0	(2)
	05/2016	$	384	TWD	12,849	15	0
	09/2016	CNH	6,591	$	1,000	0	(11)
	01/2017		6,307		917	0	(44)
UAG	04/2016	$	11,440	EUR	10,216	185	0
	05/2016	DKK	41,646	$	6,260	0	(107)
	05/2016	EUR	10,216		11,450	0	(185)
	05/2016	$	1	KRW	1,205	0	0

Total Forward Foreign Currency Contracts						$959	$(2,759)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC USD versus JPY	JPY	74.000	05/12/2016	$2,580	$0	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500%	04/11/2016	$63,500	$54	$0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	07/05/2016	66,300	23	0
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016	120,900	39	5
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.860	10/23/2018	3,000	205	177
FBF	Put - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	3.400	12/05/2016	7,600	55	8
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/29/2016	24,600	20	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.150	07/05/2016	46,300	14	4
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016	48,300	18	2
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/06/2016	23,900	22	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	06/23/2016	30,600	57	7
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	06/24/2016	30,400	54	7
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.605	10/17/2018	2,100	193	168
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.608	11/15/2018	600	60	49
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.590	12/10/2018	600	63	51
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600	03/29/2019	2,700	255	244
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016	57,800	18	2

							$1,150	$724

*	The underlying security has a forward starting effective date.

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC Fannie Mae 3.000% due 04/01/2046	$72.313	04/06/2016	$6,000	$0	$0

Total Purchased Options					$1,150	$724

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600%	04/20/2016		$500	$(1)	$0
BRC	Call - OTC CDX.IG-25 5-Year Index	Buy	0.900	04/20/2016		900	(1)	(1)
	Call - OTC CDX.IG-25 5-Year Index	Buy	0.950	04/20/2016		500	(1)	(2)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.500	04/20/2016		500	(1)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600	04/20/2016		500	(1)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.700	05/18/2016		800	(2)	0
	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.600	06/15/2016	EUR	2,100	(3)	(2)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.000	06/15/2016		2,100	(3)	(4)
CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	1.500	04/20/2016		$500	(1)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600	04/20/2016		900	(2)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.700	05/18/2016		800	(2)	0
FBF	Call - OTC CDX.IG-25 5-Year Index	Buy	0.900	04/20/2016		500	0	(1)
MYC	Call - OTC CDX.IG-25 5-Year Index	Buy	0.950	04/20/2016		1,000	(1)	(3)

							$(19)	$(13)

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
JPM	Put - OTC EUR versus USD	$1.100	05/03/2016	EUR	1,610	$(7)	$(2)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$32,200	$(287)	$(6)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	1,500	(19)	0
DUB	Cap - OTC CPURNSA Index	236.119	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/01/2016	1,200	(1)	0
	Floor - OTC YOY CPURNSA Index	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	1,800	(18)	(6)
GLM	Cap - OTC CPALEMU Index	117.930	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	1,400	(64)	(17)
JPM	Cap - OTC CPURNSA Index	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	6,500	(47)	(3)
	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	500	(4)	0
	Floor - OTC YOY CPURNSA Index	234.810	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	4,800	(54)	(50)
	Floor - OTC YOY CPURNSA Index	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	2,100	(39)	(27)

						$(533)	$(109)

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	10/23/2018	$15,000	$(211)	$(184)
FBF	Call - OTC 3-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	1.500	06/23/2016	23,900	(43)	(60)
	Put - OTC 3-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	2.100	06/23/2016	23,900	(29)	(12)
	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	2.300	04/25/2016	5,900	(23)	(42)
	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	2.400	12/05/2016	7,600	(60)	(126)
MYC	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	2.300	04/19/2016	6,900	(29)	(47)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	10/17/2018	9,800	(195)	(156)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	11/15/2018	2,800	(60)	(47)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	12/10/2018	2,800	(63)	(48)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	03/29/2019	12,800	(257)	(241)

							$(970)	$(963)

Total Written Options							$(1,529)	$(1,087)

*	The underlying security has a forward starting effective date.

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (4)	Notional Amount (5)	Premiums Paid/(Received)	Unrealized (Depreciation)	Asset	Liability
BOA	Marsh & McLennan Cos., Inc.	(0.900)%	06/20/2019	0.169%	$3,000	$0	$(71)	$0	$(71)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(3)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (4)	Notional Amount (5)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Italy Government International Bond	1.000%	03/20/2019	0.820%	$6,800	$(118)	$156	$38	$0
CBK	Goldman Sachs Group, Inc.	1.000	09/20/2020	0.961	700	(1)	2	1	0
JPM	Chesapeake Energy Corp.	5.000	09/20/2017	33.883	300	(7)	(94)	0	(101)
	Chesapeake Energy Corp.	5.000	09/20/2020	33.396	500	(47)	(259)	0	(306)
MYC	Chesapeake Energy Corp.	5.000	09/20/2018	34.026	100	(5)	(42)	0	(47)

						$(178)	$(237)	$39	$(454)

Credit Default Swaps on Credit Indices - Sell Protection (3)

							Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (5)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.7 Index	0.500%	01/17/2047	$220	$(7)	$0	$0	$(7)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	500	(22)	0	0	(22)
MYC	CMBX.NA.AAA.7 Index	0.500	01/17/2047	180	(6)	0	0	(6)

					$(35)	$0	$0	$(35)

(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.350%	08/15/2030	GBP	1,100	$(13)	$104	$91	$0
	Receive	3-Month USD-CPURNSA Index	1.010	10/16/2017		$500	0	3	3	0
	Receive	3-Month USD-CPURNSA Index	1.560	12/17/2020		1,700	0	4	4	0
	Receive	3-Month USD-CPURNSA Index	1.730	08/26/2025		1,500	0	2	2	0
BPS	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	900	4	89	93	0
	Receive	3-Month EUR-EXT-CPI Index	0.550	10/15/2017	EUR	100	0	(1)	0	(1)
	Receive	3-Month USD-CPURNSA Index	1.560	11/05/2016		$4,800	0	(96)	0	(96)
CBK	Pay	1-Month GBP-UKRPI	3.190	04/15/2030	GBP	1,700	0	94	94	0
	Pay	1-Month GBP-UKRPI	3.350	05/15/2030		600	0	57	57	0
	Pay	1-Month GBP-UKRPI	3.325	08/15/2030		900	(3)	71	68	0
	Pay	1-Month GBP-UKRPI	3.275	09/15/2030		800	0	49	49	0
	Receive	3-Month EUR-EXT-CPI Index	0.305	09/15/2016	EUR	1,100	0	(9)	0	(9)
	Receive	3-Month EUR-EXT-CPI Index	0.655	08/15/2018		100	0	(1)	0	(1)
	Receive	3-Month EUR-EXT-CPI Index	0.640	09/15/2018		100	0	(1)	0	(1)
	Receive	3-Month EUR-EXT-CPI Index	0.650	10/15/2018		200	0	(2)	0	(2)
	Receive	3-Month USD-CPURNSA Index	2.250	07/15/2017		$15,000	4	(866)	0	(862)
DUB	Pay	1-Month GBP-UKRPI	3.325	08/15/2030	GBP	1,800	4	132	136	0
	Receive	3-Month EUR-EXT-CPI Index	0.580	10/15/2017	EUR	300	0	(3)	0	(3)
	Receive	3-Month EUR-EXT-CPI Index	0.570	10/15/2017		100	0	(1)	0	(1)
	Receive	3-Month EUR-EXT-CPI Index	0.605	09/15/2018		200	0	(2)	0	(2)
	Receive	3-Month EUR-EXT-CPI Index	0.650	10/15/2018		500	0	(6)	0	(6)
	Receive	3-Month USD-CPURNSA Index	1.860	11/05/2016		$11,800	0	(334)	0	(334)
	Receive	3-Month USD-CPURNSA Index	2.360	01/28/2017		8,200	0	(437)	0	(437)
	Receive	3-Month USD-CPURNSA Index	1.725	03/04/2019		1,175	0	(14)	0	(14)
	Receive	3-Month USD-CPURNSA Index	1.510	12/23/2019		14,000	0	(162)	0	(162)
	Receive	3-Month USD-CPURNSA Index	2.500	07/15/2022		5,000	103	(687)	0	(584)
FBF	Pay	1-Month GBP-UKRPI	3.335	04/15/2035	GBP	300	0	24	24	0
	Pay	1-Month GBP-UKRPI	3.550	11/15/2044		40	0	11	11	0
	Receive	3-Month EUR-EXT-CPI Index	0.615	09/15/2018	EUR	200	0	(2)	0	(2)
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	1,460	0	83	83	0
	Pay	1-Month GBP-UKRPI	3.400	06/15/2030		500	2	49	51	0
	Pay	1-Month GBP-UKRPI	3.325	08/15/2030		2,300	(7)	181	174	0
	Pay	1-Month GBP-UKRPI	3.358	04/15/2035		400	0	36	36	0
	Receive	3-Month EUR-EXT-CPI Index	0.650	09/15/2018	EUR	500	(1)	(5)	0	(6)
	Receive	3-Month USD-CPURNSA Index	1.730	04/15/2016		$12,400	(26)	(315)	0	(341)
	Receive	3-Month USD-CPURNSA Index	2.033	04/15/2018		5,300	0	(234)	0	(234)
JPM	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	100	0	10	10	0
	Receive	3-Month EUR-EXT-CPI Index	0.320	09/15/2016	EUR	5,500	0	(44)	0	(44)
	Receive	3-Month EUR-EXT-CPI Index	0.580	10/15/2017		300	0	(3)	0	(3)
MYC	Pay	1-Month GBP-UKRPI	3.320	05/15/2030	GBP	1,200	0	104	104	0
	Receive	3-Month USD-CPURNSA Index	1.548	12/21/2020		$4,000	0	13	13	0
RYL	Receive	3-Month USD-CPURNSA Index	1.930	10/31/2016		7,800	0	(238)	0	(238)
	Receive	3-Month USD-CPURNSA Index	2.250	07/15/2017		4,100	15	(250)	0	(235)
UAG	Receive	3-Month EUR-EXT-CPI Index	0.525	10/15/2017	EUR	800	0	(7)	0	(7)
	Receive	3-Month EUR-EXT-CPI Index	0.610	09/15/2018		1,000	0	(11)	0	(11)

							$82	$(2,615)	$1,103	$(3,636)

Total Swap Agreements							$(131)	$(2,923)	$1,142	$(4,196)

(j)	Securities with an aggregate market value of $4,719 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$23,023	$0	$23,023
Industrials	0	5,508	0	5,508
Utilities	0	981	0	981
U.S. Government Agencies	0	10,038	0	10,038
U.S. Treasury Obligations	0	173,343	0	173,343
Non-Agency Mortgage-Backed Securities	0	6,254	0	6,254
Asset-Backed Securities	0	11,432	0	11,432
Sovereign Issues	0	32,015	70	32,085
Short-Term Instruments
Repurchase Agreements	0	6,400	0	6,400
U.S. Treasury Bills	0	902	0	902

Total Investments	$0	$269,896	$70	$269,966

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	174	33	0	207
Over the counter	0	2,825	0	2,825
	$174	$2,858	$0	$3,032

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(63)	(292)	0	(355)
Over the counter	0	(8,042)	0	(8,042)

	$(63)	$(8,334)	$0	$(8,397)

Totals	$111	$264,420	$70	$264,601

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Fixed Income SHares: Series TE

March 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 104.7%
MUNICIPAL BONDS & NOTES 88.6%
ARIZONA 2.4%
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2010
5.000% due 07/01/2028	$1,000	$1,144
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2012
5.000% due 12/01/2030	1,000	1,200

		2,344

CALIFORNIA 13.4%
Alameda Community Facilities District, California Special Tax Bonds, Series 2016
5.000% due 09/01/2042	1,105	1,231
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.000% due 04/01/2038	2,000	2,331
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2029	1,980	1,981
California Health Facilities Financing Authority Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,000	1,166
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 08/15/2055	2,000	2,350
California State University Revenue Bonds, Series 2016
5.000% due 11/01/2029	1,000	1,242
California State University Revenue Notes, Series 2016
5.000% due 11/01/2025 (a)	1,250	1,604
Kaweah Delta Health Care District, California Revenue Bonds, Series 2015
4.000% due 06/01/2045	500	512
Northern California Transmission Agency Revenue Bonds, Series 2016
5.000% due 05/01/2027	350	444

		12,861

COLORADO 2.5%
Colorado Health Facilities Authority Revenue Bonds, Series 2013
5.000% due 12/01/2033	2,125	2,418

CONNECTICUT 1.2%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2014
5.000% due 07/01/2026	1,000	1,194

FLORIDA 3.5%
Broward County, Florida Airport System Revenue Bonds, Series 2012
5.000% due 10/01/2037	1,300	1,498
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2013
5.000% due 10/01/2028	555	667
Tampa, Florida Revenue Bonds, Series 2016
5.000% due 11/15/2046 (a)	1,000	1,171

		3,336

ILLINOIS 3.3%
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2028	2,000	1,998
Illinois State General Obligation Bonds, Series 2012
5.000% due 03/01/2037	500	523
Illinois State General Obligation Bonds, Series 2014
5.000% due 04/01/2029	605	657

		3,178

KANSAS 2.4%
Kansas Development Finance Authority Revenue Bonds, Series 2012
5.000% due 11/15/2034	2,000	2,315

MASSACHUSETTS 2.5%
Massachusetts State College Building Authority Revenue Bonds, Series 2014
5.000% due 05/01/2028	2,000	2,403

MICHIGAN 2.2%
Michigan Finance Authority Revenue Notes, Series 2014
4.000% due 10/01/2024	2,000	2,143

NEBRASKA 1.2%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012
5.000% due 09/01/2032	1,000	1,114

NEW JERSEY 5.4%
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.250% due 07/01/2035	1,000	1,148
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010
5.250% due 12/15/2023	1,985	2,253
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.250% due 06/15/2024	1,105	1,213
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2015
5.250% due 06/15/2029	500	561

		5,175

NEW YORK 11.3%
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2028	1,340	1,615
New York Convention Center Development Corp. Revenue Bonds, Series 2015
5.000% due 11/15/2029	2,500	3,057
New York State Urban Development Corp. Revenue Bonds, Series 2016
5.000% due 03/15/2027	2,000	2,522
Tompkins County, New York Development Corp. Revenue Notes, Series 2013
5.000% due 07/01/2020	1,130	1,238
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2027	2,000	2,408

		10,840

NORTH CAROLINA 5.0%
North Carolina Turnpike Authority Revenue Bonds, Series 2011
5.000% due 07/01/2024	1,000	1,181
Raleigh, North Carolina Combined Enterprise System Revenue Bonds, Series 2013
5.000% due 03/01/2024	1,250	1,533
University of North Carolina at Greensboro Revenue Notes, Series 2014
5.000% due 04/01/2024	1,660	2,048

		4,762

OHIO 7.0%
Ohio Air Quality Development Authority Revenue Bonds, Series 2006
3.750% due 12/01/2023	4,000	4,134
Ohio State Water Development Authority Revenue Bonds, Series 2005
4.000% due 01/01/2034	2,500	2,633

		6,767

PENNSYLVANIA 6.0%
Delaware River Port Authority, Pennsylvania Revenue Bonds, Series 2012
5.000% due 01/01/2023	1,000	1,162
Lancaster County Hospital Authority, Pennsylvania Revenue Bonds, Series 2016
5.000% due 08/15/2042 (a)	1,000	1,176
Pennsylvania Turnpike Commission Revenue Bonds, Series 2009
5.000% due 12/01/2020	1,000	1,138
Pennsylvania Turnpike Commission Revenue Bonds, Series 2016
5.000% due 12/01/2041	1,000	1,125
5.000% due 12/01/2046	1,000	1,119

		5,720

RHODE ISLAND 1.1%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2050	1,000	1,046

TENNESSEE 0.3%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.250% due 09/01/2024	200	243

TEXAS 11.1%
Harris County, Texas General Obligation Bonds, Series 1997
5.125% due 08/15/2024	1,580	1,956
Houston Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2016
5.000% due 02/15/2026 (a)	1,000	1,276
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2023	1,000	1,200

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	5,000	6,187

		10,619

VIRGINIA 4.0%
Loudoun County, Virginia General Obligation Bonds, Series 2013
5.000% due 12/01/2027	2,315	2,841
Louisa Industrial Development Authority, Virginia Revenue Bonds, Series 2008
2.150% due 11/01/2035	1,000	1,032

		3,873

WASHINGTON 1.6%
Energy Northwest, Washington Revenue Bonds, Series 2015
5.000% due 07/01/2031	1,300	1,586

WISCONSIN 1.2%
WPPI Energy, Wisconsin Revenue Bonds, Series 2013
5.000% due 07/01/2025	1,000	1,203

Total Municipal Bonds & Notes (Cost $80,608)		85,140

SHORT-TERM INSTRUMENTS 16.1%
REPURCHASE AGREEMENTS (b) 16.1%		15,500

Total Short-Term Instruments (Cost $15,500)		15,500

Total Investments in Securities (Cost $96,108)		100,640

Total Investments 104.7% (Cost $96,108)		$100,640
Other Assets and Liabilities, net (4.7%)		(4,562)

Net Assets 100.0%		$96,078

Notes to Schedule of Investments (amounts in thousands *):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.470%	03/31/2016	04/01/2016	$11,500	U.S. Treasury Notes 1.500% due 03/31/2023	$(11,754)	$11,500	$11,500
BPG	0.460	03/31/2016	04/01/2016	4,000	U.S. Treasury Notes 1.750% due 05/15/2023	(4,092)	4,000	4,000

Total Repurchase Agreements						$(15,846)	$15,500	$15,500

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$2,344	$0	$2,344
California	0	12,861	0	12,861
Colorado	0	2,418	0	2,418
Connecticut	0	1,194	0	1,194
Florida	0	3,336	0	3,336
Illinois	0	3,178	0	3,178
Kansas	0	2,315	0	2,315
Massachusetts	0	2,403	0	2,403
Michigan	0	2,143	0	2,143
Nebraska	0	1,114	0	1,114
New Jersey	0	5,175	0	5,175
New York	0	10,840	0	10,840
North Carolina	0	4,762	0	4,762
Ohio	0	6,767	0	6,767
Pennsylvania	0	5,720	0	5,720
Rhode Island	0	1,046	0	1,046
Tennessee	0	243	0	243
Texas	0	10,619	0	10,619
Virginia	0	3,873	0	3,873
Washington	0	1,586	0	1,586
Wisconsin	0	1,203	0	1,203
Short-Term Instruments
Repurchase Agreements	0	15,500	0	15,500

Total Investments	$0	$100,640	$0	$100,640

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Portfolio’s shares is based on the Portfolio’s Net Asset Value (“NAV”). The NAV of a Portfolio’s shares is determined by dividing the total value of portfolio investments and other assets attributable to that Portfolio, less any liabilities, by the total number of shares outstanding of that Portfolio.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Portfolio reserves the right to change the time as of which its respective NAV is calculated if the Portfolio closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolios’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of a Portfolio’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), a Portfolio’s NAV will be calculated based upon the NAVs of such investments.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market-based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market-based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Adviser on a periodic basis and may be amended in accordance with the Trust’s valuation procedures.

2. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolios may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios’ tax positions for all open tax years. As of March 31, 2016, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

Each Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolios’ U.S. tax returns filed for the fiscal years from 2013-2015, no examinations are in progress or anticipated at this time. No Portfolio is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2016, the aggregate cost and the gross and the net unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows (amounts in thousands†):

		Aggregate Gross	Aggregate Gross	Net unrealized
	Federal	Unrealized	Unrealized	Appreciation/
Series Name	Tax Cost	Appreciation	(Depreciation)	(Depreciation) (1)
Fixed Income SHares - Series C	$1,638,875	$72,330	$(20,785)	$51,545
Fixed Income SHares - Series LD	46,422	336	(310)	26
Fixed Income SHares - Series M	2,657,172	97,770	(55,430)	42,340
Fixed Income SHares - Series R	269,428	4,229	(3,691)	538
Fixed Income SHares - Series TE	96,108	4,532	0	4,532

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.
†	A zero balance may reflect actual amounts rounding to less than one thousand.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.
BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.
BOA	Bank of America N.A.	FOB	Credit Suisse Securities (USA) LLC	NAB	National Australia Bank Ltd.
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	NOM	Nomura Securities International Inc.
BOS	Banc of America Securities LLC	GRE	RBS Securities, Inc.	RDR	RBC Capital Markets
BPG	BNP Paribas Securities Corp.	GSC	Goldman Sachs & Co.	RYL	Royal Bank of Scotland Group PLC
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SCX	Standard Chartered Bank
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SOG	Societe Generale
BSN	Bank of Nova Scotia	IND	Crédit Agricole Corporate and Investment Bank S.A.	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	TDM	TD Securities (USA) LLC
DEU	Deutsche Bank Securities, Inc.	MSB	Morgan Stanley Bank N.A.	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	HUF	Hungarian Forint	NZD	New Zealand Dollar
BRL	Brazilian Real	ILS	Israeli Shekel	PLN	Polish Zloty
CAD	Canadian Dollar	INR	Indian Rupee	RUB	Russian Ruble
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	THB	Thai Baht
DKK	Danish Krone	MXN	Mexican Peso	TWD	Taiwanese Dollar
EUR	Euro	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
GBP	British Pound

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MCDX	Municipal Bond Credit Derivative Index
CDX.IG	Credit Derivatives Index - Investment Grade	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	UKRPI	United Kingdom Retail Price Index

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Managed Accounts Trust

By:	/s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: May 27, 2016

By:	/s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: May 27, 2016

By:	/s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: May 27, 2016